ANNUAL REPORT
 PERIOD ENDING OCTOBER 31, 2002




  P I C
-----------
PROVIDENT
-----------
INVESTMENT
-----------
COUNSEL
-----------
Est. 1951




                                FAMILY OF GROWTH-ORIENTED
                                MUTUAL FUNDS

                                |_| Balanced Fund
                                |_| Growth Fund
                                |_| Mid Cap Fund
                                |_| Small Company Growth Fund











   GROWTH STOCK
LEADERS FOR A HALF
     CENTURY
  WWW.PROVNET.COM

CONTENTS

                              2       PRESIDENT'S LETTER
                              3       THE INVESTMENT ENVIRONMENT
                              4       PERFORMANCE UPDATE/ PORTFOLIO REVIEW
                             14       OUTLOOK & STRATEGY
THE FUNDS
                             15       STATEMENTS OF ASSETS AND LIABILITIES
                             17       STATEMENTS OF OPERATIONS
                             19       STATEMENTS OF CHANGES IN NET ASSETS
                             23       FINANCIAL HIGHLIGHTS
                             29       NOTES TO FINANCIAL STATEMENTS
                             33       REPORT OF INDEPENDENT ACCOUNTANTS
THE PORTFOLIOS
                             34       STATEMENTS OF NET ASSETS
                             44       STATEMENTS OF OPERATIONS
                             45       STATEMENTS OF CHANGES IN NET ASSETS
                             47       SELECTED RATIO DATA
                             48       NOTES TO FINANCIAL STATEMENTS
                             51       REPORT OF INDEPENDENT ACCOUNTANTS
                             52       TRUSTEE AND OFFICER INFORMATION

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

FELLOW
SHAREHOLDERS:

PHOTO           WELCOME
OMITTED
                Thank you for your investment in Provident's Mutual Funds. If you are a new investor to our family of funds, we welcome you.
                For many years, we have managed portfolios for major institutions, public funds, endowments, foundations and individuals. We have been pleased to offer our style consistent growth strategies that allow our shareholders diversification into a portfolio of high-quality rapidly growing companies.
                While we know that this investment approach has worked well over the long-term, it has clearly been difficult more recently.

                A WORD ON THE MARKETS

                Since our last report in April 2002, the markets have continued to be volatile. The market declines equity investors experienced in the past few years have reached levels unmatched for over twenty years. This past year has presented many challenges to investors, including the continuation of a war on terrorism, a potential conflict with Iraq, corporate malfeasance, and mixed economic signals. These geo-political and macroeconomic events have weighed heavily on the market and have driven equity prices downward.

                WHAT SHOULD INVESTORS DO?

                Some clients have asked if they should reduce or increase their equity exposure and others ask if bonds are still worth holding with interest rates so low. Over the long-term, history has shown that a high-quality stock portfolio does provide the growth necessary to outpace inflation, while fixed-income instruments have assured a cushion against short-term equity declines. Based on recent fluctuations, we caution investors not to make any precipitous change. In our view market-timing methods do not work. The continued volatility has reminded us of the importance of maintaining a long-term perspective and having a diversified investment plan.

                As we approach this holiday season and the beginning of a New Year, we wish you and your family joy, happiness, health, and prosperity. We thank you for your continued confidence and appreciate our relationship with you. Thank you again for investing with Provident Investment Counsel.

                                                Cordially,



                                                /S/ THOMAS M. MITCHELL
                                                ----------------------
                                                Thomas M. Mitchell
                                                President, PIC Investment Trust
                                                October 31, 2002

--------------------------------------------------------------------------------
THE INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

U.S. EQUITY

AN ASTONISHING PERIOD

As we closed the books on 2001, history recorded the year as an astonishing period of time with many conflicting forces acting against the markets. Post September 11th 2001, the U.S. economy and the stock market had been remarkably resilient. The fourth calendar quarter of 2001 saw across the board advances for most equity asset classes with the Dow Jones Industrial Average (DJIA) up 14% and the S&P 500 Index up 11%. The year 2001 ended with growth stocks outpacing value stocks for the quarter1. As we moved into 2002, the first calendar quarter ended with returns for virtually all asset categories showing considerable volatility which reflected investor apprehension along a number of fronts. By mid year 2002, we began to wonder "WHAT WAS WRONG WITH THE U.S. STOCK MARKET?" Quarterly stock market averages experienced among their worst declines in recent memory. The DJIA was down 11%, the S&P 500 Index shed over 13% of its value, and the Russell Large, Mid and Small capitalization indices, both value and growth, all recorded declines, some quite significant. From our perspective three major causes simultaneously converged to shake investor confidence:

     o    Investor confidence eroded by numerous corporate scandals;

     o    Geo-political factors weighed heavily on investors' minds and;

     o Fear has risen that the economic recovery will be delayed, or completely derailed.

The historic rally at the end of July 2002, when the DJIA advanced 15% in the space of just four days, and stock market averages climbed off 5-year lows, gave rise to some increased investor optimism. The month of August 2002 began strongly, but later succumbed to renewed investors' concern about the future strength of the economy. This raised concerns that the consumer might be reaching the end of the robust period of spending that had kept the economy moving forward over the last year. September 2002 saw a continuation of weaker than expected revenue and earnings reports from a broad spectrum of corporate America. The concerns regarding future corporate earnings, due in most part to very sluggish corporate capital spending, were exacerbated by geo-political events surrounding the United States' strong position with respect to Iraq and the prospects of war.

As the year progressed, the markets continued to churn amid economic uncertainty and the fear of an imminent war with Iraq. At year-end October 31, 2002, the popular market indices turned in another murky showing with some of the domestic indices posting double-digit declines. The NASDAQ Over-the-Counter Composite Index was down over 21%, the broader S&P 500 Index lost 15% while the DJIA was down 6%. The combined events, for the year, were insurmountable obstacles for U.S. equity markets. Countering this gloom had been that the business environment in several areas remained stable if not robust. The housing sector and allied areas remained healthy, consumer spending, while slowing somewhat, continued to be strong, and specialty areas within the healthcare industry were seeing strong demand.

U.S. FIXED INCOME

A SAFE HAVEN

Bonds once again provided a relative safe haven. In the year ended October 31, 2002, the U.S. investment grade fixed-income markets (AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE INDEX) rewarded investors with a total return of about 6%. It was a year with unprecedented challenges in the form of both changes in interest rates and in the relative value between sectors.

During the year interest rates moved around on a relative and absolute basis reflecting the high degree of uncertainty surrounding the state of the economy. In the early stages of the year signs that the economic recovery was gathering momentum resulted in higher rates and less yield pick-up between short and long rates. This was reversed in the second half of the year as data indicated that the recovery might be slowing and markets began to price in additional easing by the Federal Reserve. Short rates benefited the most, with the two-year Treasury reaching a record low level of 1.6%. Throughout the year, long rates benefited from the surprise announcement by the Treasury that issuance of long date issues will be suspended indefinitely and that the Treasury would actively buy back outstanding issues to reduce existing supply of long dated debt. The period ended with the yield curve between the two- and thirty-year maturities significantly steeper.

During this period the corporate market was plagued by a wide variety of unpredictable and unusual challenges. The combination of an escalation of corporate governance scandals, massive bankruptcies, such as WorldCom and Enron, record numbers of downgrades, continued economic uncertainty, heightened geo-political risk, and increased under-funding of pension liabilities all resulted in a poisonous environment. Under such conditions the value of traditional analysis had been greatly reduced. While on a historical basis the corporate sector appeared to be cheap, there was no doubt that the current environment required a far higher risk premium for investing in this area.


-------------

1 Growth stocks measured by the Russell 1000 Growth Index up over 15% versus the Russell 1000 Value Index, which advanced 7%.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PROVIDENT INVESTMENT COUNSEL'S

BALANCED FUND

1 YEAR ENDING OCTOBER 31, 2002

 -- Given the volatile markets, PROVIDENT INVESTMENT COUNSEL'S BALANCED FUND for the one-year period ended October 31, 2002 was down -14.802. The fixed-income portion of the Fund was the "bright spot" providing a positive contribution to the Fund's performance. In the fixed-income portion of the Fund, we reduced the Fund's exposure to corporate issues. We were willing to forgo the extra yield they provided in return for relative capital preservation and safety from credit risks. In our view there will be an opportunity to re-enter the corporate sector sometime in the future. However, until such time that the risks of severe credit deterioration are reduced a more conservative approach is warranted.
 -- For the equity portion of the Fund, our stock selection in the retail trade, industrial services, and the finance sectors had a positive impact on the Fund's relative performance. In the retail space, our favorable performance came from holding positions in Lowe's, Bed Bath & Beyond, Inc. and Kohl's Corp. In the industrial services and finance areas, strength came from BJ services, Nabors Industries, SLM Corp., and Willis Group Holdings. The weakest areas centered in the health technology, commercial services and not taking a position in the consumer non-durables sector.
 -- Although the equity environment had been weak over the year, there is sufficient positive information present that leads us to believe the modest economic expansion will continue and thus, provide a better environment for the stock market. We are, therefore, looking for additional signs of a bottoming process to form, whereby we intend to increase the equity exposure in the Fund.

               TOP 10 EQUITY HOLDINGS:                                  % OF NET
               (AS OF OCTOBER 31, 2002)                                  ASSETS
               -----------------------------------------------------------------
               Pfizer, Inc.                                                4.09
               MAJOR PRODUCER OF PHARMACEUTICALS, HOSPITAL PRODUCTS,
               ANIMAL HEALTH LINES, CONSUMER PRODUCTS AND SPECIALTY
               CHEMICALS AND MINERALS.
               -----------------------------------------------------------------
               Microsoft Corp.                                             4.05
               DEVELOPS AND MARKETS SYSTEMS AND APPLICATIONS SOFTWARE
               FOR BUSINESS AND HOME USE.
               -----------------------------------------------------------------
               Viacom, Inc.                                                2.62
               OWNS AND OPERATES BUSINESSES IN THE ENTERTAINMENT
               INDUSTRY.
               -----------------------------------------------------------------
               Freddie Mac                                                 2.56
               PURCHASES MORTGAGES FROM LENDERS THROUGHOUT THE U.S.
               AND POOLS THEM INTO SECURITIES THAT ARE SOLD TO INVESTORS.
               -----------------------------------------------------------------
               General Electric Co.                                        2.49
               MANUFACTURES AIRCRAFT ENGINES, APPLIANCES, INDUSTRIAL
               PRODUCTS, MATERIALS, POWER SYSTEMS, AND TECHNICAL PRODUCTS.
               -----------------------------------------------------------------
               Wal-Mart Stores, Inc.                                       2.33
               OPERATES OVER 1,600 DISCOUNT STORES THROUGHOUT THE U.S.
               -----------------------------------------------------------------
               SLM Corp.                                                   2.14
               HOLDING COMPANY SERVING AS THE MAJOR INTERMEDIARY TO
               THE NATION'S HIGHER EDUCATION CREDIT MARKET.
               -----------------------------------------------------------------
               Johnson & Johnson                                           2.11
               MANUFACTURES HEALTH CARE PRODUCTS AND PROVIDES RELATED
               SERVICES FOR CONSUMER, PHARMACEUTICAL AND PROFESSIONAL
               MARKETS.
               -----------------------------------------------------------------
               Intel Corp.                                                 2.09
               DEVELOPS, MANUFACTURES AND MARKETS SILICON-BASED
               SEMICONDUCTORS AND RELATED COMPUTER COMPONENTS AT
               VARIOUS LEVELS OF INTEGRATION.
               -----------------------------------------------------------------
               Kohl's Corp.                                                1.99
               OPERATES OVER 400 FAMILY-ORIENTED, SPECIALTY
               DEPARTMENT STORES THROUGHOUT THE U.S.
               -----------------------------------------------------------------




------
2 Class A shares (at net asset value, assuming the reinvestment of all distributions)

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------


            PROVIDENT INVESTMENT COUNSEL BALANCED FUND A (WITH LOAD)
              Value of $10,000 Investment vs S&P 500 Index (60%) +
                      Lehman/Govt-Credit Bond Index (40%)

[GRAPH OMITTED]
                               PROVIDENT              S&P 500
                               INVESTMENT              INDEX
                                COUNSEL             LEHMAN/GOVT-
DATE                        BALANCED FUND A      CREDIT BOND INDEX
----                           (WITH LOAD)       -----------------
                               -----------
10/31/92                      $ 9,425               $10,000
04/30/93                        9,395                10,687
10/31/93                       10,188                11,448
04/30/94                        9,578                11,079
10/31/94                       10,109                11,497
04/30/95                       10,189                12,542
10/31/95                       12,065                14,062
04/30/96                       12,518                15,201
10/31/96                       13,508                16,362
04/30/97                       14,285                17,879
10/31/97                       16,447                20,053
04/30/98                       18,764                23,000
10/31/98                       19,383                23,637
04/30/99                       22,484                26,692
10/31/99                       23,105                27,097
04/30/00                       26,904                28,471
10/31/00                       25,891                28,935
04/30/01                       20,986                27,552
10/31/01                       18,075                25,955
04/30/02                       17,957                26,267
10/31/02                       15,400                24,213





                                              AVERAGE  ANNUALIZED  TOTAL RETURNS
                                                  PERIODS ENDED OCTOBER 31, 2002
                                              ----------------------------------
                                                   ONE         FIVE        TEN
                                                   YEAR        YEARS      YEARS
                                                   ----        -----      -----
               Provident Investment Counsel
                 Balanced Fund A (with Load)      (19.70%)    (2.47%)     4.41%
               S&P 500 Index (60%) +
                 Lehman/Govt-Credit
                 Bond Index (40%)*                 (6.87%)     3.39%      8.93%

------

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* This index represents a blend of the performance of both the S&P 500 Index (60%) and the Lehman Brothers Government/Credit Bond Index (40%) rebalanced monthly.

     The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees.

     This index is generally considered representative of the U.S. large capitalization market.

     The Lehman Brothers Government/Credit Bond Index is an unmanaged fixed income market value-weighted index that combines the Government and U.S. Credit Indices, including U.S. Government Treasury Securities, Corporate and Yankee bonds.

     Any security downgraded during the month is held in the index until next month end and then removed. All returns are market value weighted inclusive of accrued income.

     The Fund's performance figures include the maximum applicable sales charge.


                          TOP 5 BEST & WORST PERFORMERS
                          YEAR ENDING OCTOBER 31, 2002

                                                         % CONTRIBUTION
                     INVESTMENT                            TO RETURN
                     ---------------------------------------------------
                     SLM Corp.                                0.60
                     ---------------------------------------------------
                     Mercury Interactive Corp.                0.45
                     ---------------------------------------------------
                     Viacom, Inc.                             0.44
                     ---------------------------------------------------
                     Apollo Group, Inc.                       0.28
                     ---------------------------------------------------
                     Johnson & Johnson                        0.25
                     ===================================================
                     General Electric Co.                    -1.02
                     ---------------------------------------------------
                     Radian Group, Inc.                      -1.04
                     ---------------------------------------------------
                     Wyeth                                   -1.14
                     ---------------------------------------------------
                     Intel Corp.                             -1.50
                     ---------------------------------------------------
                     Texas Instruments, Inc.                 -1.77
                     ---------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------

PROVIDENT INVESTMENT COUNSEL'S

GROWTH FUND

1 YEAR ENDING OCTOBER 31, 2002

 -- In a climate of volatility and negative absolute returns in the equity market, PROVIDENT INVESTMENT COUNSEL'S GROWTH Fund also experienced a negative return declining -21.73%3 for the year ended October 31, 2002. The companies that faced strong competitive pressures, which impacted relative performance, were health technology companies' ICOS Corp., Elan Corp. PLC, and IDEC Pharmaceuticals Corp. The Fund's performance was also hampered by not taking positions in the consumer non-durables and distribution services areas.
 -- Ranked by contribution relative to the Russell 1000 Growth Index, the outperforming sectors in the Fund were finance, consumer services and retail trade. Consumer holdings or companies tied to a perceived economic recovery held up the best. In the finance area, strength came from the Fund's outperforming positions in SLM Corp., Willis Group Holdings, Goldman Sachs Group and Freddie Mac. In the consumer services sector, favorable stock selection and a relative gain came from holding a position in Viacom Inc. and selling AOL Time Warner in March 2002. Also providing a meaningful contribution were positions in Weight Watchers International, Apollo Group, Inc. and in the retail area Lowe's Cos., Bed Bath & Beyond, Inc., and Kohl's Corp.
 -- The Fund continues to be invested in what we believe are high-quality growth companies. In addition to ensuring that the Fund is well diversified, a primary theme has been the purchase of companies that we believe will be beneficiaries of an economic recovery.

               TOP 10 EQUITY HOLDINGS:                                 % OF NET
               (AS OF OCTOBER 31, 2002)                                  ASSETS
               -----------------------------------------------------------------
               Pfizer, Inc.                                               6.25
               MAJOR PRODUCER OF PHARMACEUTICALS, HOSPITAL PRODUCTS,
               ANIMAL HEALTH LINES, CONSUMER PRODUCTS AND SPECIALTY
               CHEMICALS AND MINERALS.
               -----------------------------------------------------------------
               Microsoft Corp.                                            6.06
               DEVELOPS AND MARKETS SYSTEMS AND APPLICATIONS SOFTWARE
               FOR BUSINESS AND HOME USE.
               -----------------------------------------------------------------
               Viacom, Inc.                                               4.04
               OWNS AND OPERATES BUSINESSES IN THE ENTERTAINMENT
               INDUSTRY.
               -----------------------------------------------------------------
               Freddie Mac                                                3.97
               PURCHASES MORTGAGES FROM LENDERS THROUGHOUT THE U.S.
               AND POOLS THEM INTO SECURITIES THAT ARE SOLD TO INVESTORS.
               -----------------------------------------------------------------
               General Electric Co.                                       3.78
               MANUFACTURES AIRCRAFT ENGINES, APPLIANCES, INDUSTRIAL
               PRODUCTS, MATERIALS, POWER SYSTEMS, AND
               TECHNICAL PRODUCTS.
               -----------------------------------------------------------------
               SLM Corp.                                                  3.66
               HOLDING COMPANY SERVING AS THE MAJOR INTERMEDIARY
               TO THE NATION'S HIGHER EDUCATION CREDIT MARKET.
               -----------------------------------------------------------------
               Wal-Mart Stores, Inc.                                      3.57
               OPERATES OVER 1,600 DISCOUNT STORES THROUGHOUT THE U.S.
               -----------------------------------------------------------------
               Johnson & Johnson                                          3.25
               MANUFACTURES HEALTH CARE PRODUCTS AND PROVIDES
               RELATED SERVICES FOR CONSUMER, PHARMACEUTICAL AND
               PROFESSIONAL MARKETS.
               -----------------------------------------------------------------
               Intel Corp.                                                3.17
               DEVELOPS, MANUFACTURES AND MARKETS SILICON-BASED
               SEMICONDUCTORS AND RELATED COMPUTER COMPONENTS AT
               VARIOUS LEVELS OF INTEGRATION.
               -----------------------------------------------------------------
               Kohl's Corp.                                               2.95
               OPERATES OVER 400 FAMILY-ORIENTED, SPECIALTY
               DEPARTMENT STORES THROUGHOUT THE U.S.
               -----------------------------------------------------------------



------
3 Class A shares (at net asset value, assuming the reinvestment of all distributions)

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------



             PROVIDENT INVESTMENT COUNSEL GROWTH FUND A (WITH LOAD)
   Value of $10,000 Investment vs Russell 1000 Growth Index and S&P 500 Index


[GRAPH OMITTED]

                         PROVIDENT
                         INVESTMENT
                          COUNSEL            TOTAL VALUE         TOTAL VALUE
                        GROWTH FUND A        RUSSELL 1000          S&P 500
DATE                     (WITH LOAD)         GROWTH INDEX           INDEX
----                     -----------         ------------           -----

02/02/97                  $10,000              $10,000             $10,000
04/30/97                    9,189               10,019              10,233
07/31/97                   11,385               12,160              12,245
10/31/97                   10,782               11,567              11,784
01/31/98                   11,225               12,558              12,680
04/30/98                   12,790               14,235              14,435
07/31/98                   13,826               14,581              14,606
10/31/98                   12,884               14,417              14,376
01/31/99                   16,183               17,906              16,800
04/30/99                   15,947               18,011              17,585
07/31/99                   16,145               18,087              17,557
10/31/99                   16,890               19,355              18,066
01/31/00                   19,197               21,465              18,538
04/30/00                   20,188               22,978              19,366
07/31/00                   19,329               22,495              19,132
10/31/00                   18,773               21,160              19,166
01/31/01                   15,738               18,678              18,372
04/30/01                   12,635               15,568              16,853
07/31/01                   11,406               14,608              16,392
10/31/01                    9,321               12,709              14,395
01/31/02                   10,200               13,657              15,403
04/30/02                    9,579               12,438              14,726
07/31/02                    7,647               10,409              12,518
10/31/02                    7,295               10,216              12,218





                                                        AVERAGE  ANNUALIZED  TOTAL RETURNS
                                                          PERIODS ENDED OCTOBER 31, 2002
                                                      -------------------------------------
                                                        ONE            FIVE        SINCE
                                                        YEAR           YEARS     INCEPTION^
                                                        ----           -----     ----------

               Provident Investment Counsel Growth
                  Fund A (with Load)                   (26.23%)      (8.60%)       (5.34%)
               Russell 1000 Growth Index*              (19.62%)      (2.45%)        0.37%
               S&P 500 Index+                          (15.11%)       0.73%         3.56%

-------

^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Russell 1000 Growth Index is an unmanaged index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

+ The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees. This index is generally considered representative of the U.S. large capitalization market. The Fund's performance figures include the maximum applicable sales charge.


                             TOP 5 BEST & WORST PERFORMERS
                              YEAR ENDING OCTOBER 31, 2002
                                                               % CONTRIBUTION
               COMPANY NAME                                       TO RETURN
               ---------------------------------------------------------------
               SLM Corp.                                             0.57
               ---------------------------------------------------------------
               Viacom, Inc.                                          0.43
               ---------------------------------------------------------------
               Veritas Software Corp.                                0.32
               ---------------------------------------------------------------
               Mercury Interactive Corp.                             0.32
               ---------------------------------------------------------------
               Johnson & Johnson                                     0.25
               ---------------------------------------------------------------
               General Electric Co.                                 -1.10
               ---------------------------------------------------------------
               Wyeth                                                -1.10
               ---------------------------------------------------------------
               Pfizer, Inc.                                         -1.11
               ---------------------------------------------------------------
               Siebel Systems, Inc.                                 -1.16
               ---------------------------------------------------------------
               Texas Instruments, Inc.                              -1.94
               ---------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------


             PROVIDENT INVESTMENT COUNSEL GROWTH FUND B (WITH LOAD)
   Value of $10,000 Investment vs Russell 1000 Growth Index and S&P 500 Index


[GRAPH OMITTED]


                         PROVIDENT
                         INVESTMENT
                          COUNSEL            TOTAL VALUE         TOTAL VALUE
                        GROWTH FUND B        RUSSELL 1000          S&P 500
DATE                     (WITH LOAD)         GROWTH INDEX           INDEX
----                     -----------         ------------           -----

03/31/99                   $10,000              $10,000            $10,000
04/30/99                     9,204               10,013             10,387
07/31/99                     9,312               10,055             10,371
10/31/99                     9,727               10,760             10,671
01/31/00                    11,120               11,933             10,950
04/30/00                    11,781               12,774             11,439
07/31/00                    11,237               12,506             11,301
10/31/00                    10,880               11,763             11,321
01/31/01                     9,040               10,383             10,852
04/30/01                     7,342                8,654              9,955
07/31/01                     6,617                8,121              9,682
10/31/01                     5,413                7,065              8,503
01/31/02                     5,902                7,592              9,098
04/30/02                     5,534                6,915              8,698
07/31/02                     4,423                5,786              7,394
10/31/02                     4,237                5,679              7,217





                                                AVERAGE ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED OCTOBER 31, 2002
                                                --------------------------------

                                                        ONE             SINCE
                                                        YEAR          INCEPTION^
                                                        ----          ----------

               Provident Investment Counsel Growth
                 Fund B (with Load)                    (25.64%)       (21.28%)
               Russell 1000 Growth Index*              (19.62%)       (14.61%)
               S&P 500 Index+                          (15.11%)       ( 8.70%)


------
^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

     Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Russell 1000 Growth Index is an unmanaged index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields, and higher forecasted growth values than the value universe.

+ The S&P 500 Index is an unmanaged index that includes the reinvestment of dividends but does not include adjustments for brokerage, custodian and advisory fees.

     This index is generally considered representative of the U.S. large capitalization market.

     The Fund's performance figures include the maximum applicable sales charge.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------

PROVIDENT INVESTMENT COUNSEL'S

MID CAP FUND

1 YEAR ENDING OCTOBER 31, 2002

 -- While the overall market was quite volatile throughout the year, PROVIDENT INVESTMENT COUNSEL'S MID CAP FUND was down -16.94%4. While we are disappointed in the negative absolute returns generated over the past year, the Fund did nonetheless modestly outperform (at net asset value) the Russell Mid Cap Growth Index which was down -19.62%. All of the positive relative performance was created through strong stock selection in three major areas:

     1) First, as consumer spending has continued to show strength throughout the year, companies within the consumer discretionary sector have performed well. For example, relative performance benefited from strong returns in PETsMART, Michaels Stores, and Bed Bath & Beyond. All of these companies have delivered strong unit growth through well-articulated strategies.

     2) In the industrials sector, commercial services companies performed well. Hewitt Associates has seen strong growth, particularly in its outsourcing services business. Apollo Group Inc. has enjoyed visible, recurring revenues in the fast growing for-profit education industry.

     3) Finally, stock selection within the information technology sector added value. Although the broad sector posted negative absolute returns over the past year, there were some bright spots. Electronic Arts benefited from a strong cycle in video game platforms. Selling positions in Mercury Interactive, and Teradyne Inc., a manufacturer of testing equipment also helped relative performance earlier in the year.

 -- While broad stock selection helped relative performance, sector allocation detracted from the Fund's return. An underweight position in information technology at the end of last year caused some relative underperformance. The consumer discretionary sector, an overweight position in the Fund, lagged the market in the recent rally. And our lack of exposure to the consumer staples sector, an area we generally avoid due to meager growth characteristics, has performed well in a difficult market environment.


               TOP 10 EQUITY HOLDINGS:                                 % OF NET
               (AS OF OCTOBER 31, 2002)                                 ASSETS
               -----------------------------------------------------------------
               Michaels Stores, Inc.                                      3.08
               THE LARGEST NATIONAL RETAILER IN THE ARTS AND
               CRAFTS INDUSTRY OPERATING IN THE U.S. AND CANADA.
               -----------------------------------------------------------------
               Bed Bath & Beyond, Inc.                                    3.03
               OPERATES OVER 400 SUPERSTORES THROUGHOUT THE U.S.
               -----------------------------------------------------------------
               Accredo Health, Inc.                                       3.01
               PROVIDES SPECIALIZED PHARMACY AND RELATED
               SERVICES BENEFICIAL TO PATIENTS WITH CHRONIC DISEASES.
               -----------------------------------------------------------------
               Hewitt Associates, Inc.                                    2.90
               A GLOBAL PROVIDER OF HUMAN RESOURCES OUTSOURCING
               AND CONSULTING SERVICES.
               -----------------------------------------------------------------
               Harman International Industries, Inc.                      2.43
               MANUFACTURES HIGH-QUALITY, HIGH-FIDELITY AUDIO
               PRODUCTS FOR CONSUMER, PROFESSIONAL AND ORIGINAL
               EQUIPMENT MANUFACTURERS.
               -----------------------------------------------------------------
               Teva Pharmaceutical Industries Ltd.                        2.28
               MANUFACTURER AND EXPORTER OF GENERIC, BRANDED AND
               INNOVATIVE DRUGS AND ACTIVE PHARMACEUTICAL INGREDIENTS.
               -----------------------------------------------------------------
               AmerisourceBergen Corp.                                    2.22
               A WHOLESALE DISTRIBUTOR OF PHARMACEUTICAL PRODUCTS
               AND RELATED HEALTH CARE SOLUTIONS THROUGHOUT THE U.S.
               -----------------------------------------------------------------
               Laboratory Corp Of America Holdings                        2.13
               A CLINICAL LABORATORY COMPANY OFFERING A
               BROAD RANGE OF TESTING SERVICES USED BY
               THE MEDICAL PROFESSION IN THE DIAGNOSIS,
               MONITORING AND TREATMENT OF DISEASE.
               -----------------------------------------------------------------
               Jabil Circuit, Inc.                                        2.08
               DESIGNS AND MANUFACTURES ELECTRONIC CIRCUIT BOARDS
               AND SYSTEMS FOR ORIGINAL EQUIPMENT MANUFACTURERS.
               -----------------------------------------------------------------
               Gentex Corp.                                               2.04
               DESIGNS, DEVELOPS, MANUFACTURES AND
               MARKETS PROPRIETARY PRODUCTS EMPLOYING
               ELECTRO-OPTIC TECHNOLOGY.
               -----------------------------------------------------------------



-------
4 Class B shares (at net asset value, assuming the reinvestment of all distributions)

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------

             PROVIDENT INVESTMENT COUNSEL MID CAP FUND B (WITH LOAD) Value of $10,000 Investment vs Russell Mid Cap Growth Index


[GRAPH OMITTED]


                         PROVIDENT
                         INVESTMENT
                          COUNSEL
                          MID CAP              RUSSELL
                          FUND B               MID CAP
DATE                     (WITH LOAD)         GROWTH INDEX
----                     -----------         ------------

03/31/99                   $10,000             $10,000
06/30/99                    10,927              11,042
08/31/99                    10,720              10,579
10/31/99                    11,472              11,300
12/31/99                    16,860              14,630
02/29/00                    22,846              17,702
04/30/00                    19,247              16,000
06/30/00                    20,943              16,407
08/31/00                    25,057              17,686
10/31/00                    22,946              15,671
12/31/00                    19,074              12,912
02/28/01                    16,411              11,288
04/30/01                    16,952              11,285
06/30/01                    16,816              11,238
08/31/01                    14,081               9,720
10/31/01                    12,108               8,966
12/31/01                    14,057              10,309
02/28/02                    12,661               9,409
04/30/02                    13,648               9,591
06/30/02                    11,731               8,278
08/31/02                    10,255               7,447
10/31/02                    10,006               7,387






                                                AVERAGE ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED OCTOBER 31, 2002
                                                 ------------------------------
                                                           ONE          SINCE
                                                          YEAR        INCEPTION^
                                                          ----        ----------
               Provident Investment Counsel Mid Cap
                  Fund B (With Load)                     (21.09%)       0.02%
               Russell Mid Cap Growth Index*             (17.61%)      (8.11%)
-----------

^    The Fund commenced operations on March 31, 1999.

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Russell Mid Cap Growth Index is an unmanaged index consists of stocks from the Russell Mid Cap Index with a greater-than-average growth orientation.

     The Russell Mid Cap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization.

     The Russell Mid Cap Index accurately captures the medium-size universe of securities and represents approximately 26% of the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. Lower dividend yields and higher forecasted growth values than the value universe.

     The Fund's performance figures include the maximum applicable sales charge.



                            TOP 5 BEST & WORST PERFORMERS
                             YEAR ENDING OCTOBER 31, 2002

                                                             % CONTRIBUTION
               INVESTMENT                                       TO RETURN
               -----------------------------------------------------------------
               Hewitt Associates, Inc. (Cl A)                      0.71
               -----------------------------------------------------------------
               Apollo Group, Inc.                                  0.64
               -----------------------------------------------------------------
               Electronic Arts, Inc.                               0.63
               -----------------------------------------------------------------
               PETsMART, Inc.                                      0.54
               -----------------------------------------------------------------
               Michaels Stores, Inc.                               0.51
               -----------------------------------------------------------------
               Certegy, Inc.                                      -1.05
               -----------------------------------------------------------------
               Amkor Technology, Inc.                             -1.10
               -----------------------------------------------------------------
               International Rectifier Corp.                      -1.19
               -----------------------------------------------------------------
               BearingPoint, Inc.                                 -1.45
               -----------------------------------------------------------------
               Laboratory Corp. of America Holdings               -1.48
               -----------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------

PROVIDENT INVESTMENT COUNSEL'S

SMALL COMPANY FUND

1 YEAR ENDING OCTOBER 31, 2002

 -- PROVIDENT INVESTMENT COUNSEL'S SMALL COMPANY GROWTH FUND was down -20.45%5 for the year ended October 31, 2002, slightly outperforming the Russell 2000 Growth Index which posted a total return of -21.57%. Some of the traditional areas of growth such as information technology were difficult during this period. While the Fund outperformed the benchmark, two areas that detracted from relative performance were centered in the information technology and finance sectors. These areas were difficult as companies within technology continued to be impacted by the slower corporate spending environment and as the unemployment picture worsened, heightened credit concerns negatively impacted selected finance companies.
 -- On the positive side, the Fund outperformed the Index due to stock selection in the healthcare sector. Better performance by healthcare service providers, pharmaceuticals and healthcare equipment companies were derived from holding positions in Medicines Co., Accredo Health, Covance, Varian Medical Systems and Neurocrine Biosciences.
 -- The Fund also outperformed the Index in the consumer discretionary sector by providing a positive absolute return of 9% versus the Russell 2000 Growth Index down -2%. Despite the economic slowdown, the consumer spending environment continued to show strength, particularly in certain niche areas that were more dependent on specific end market demand than on the overall economy. The performance in this sector was partially a result of owning Rare Hospitality Corp., Ticketmaster, Emmis Communications, and Michael's Stores.

               TOP 10 EQUITY HOLDINGS:                                 % OF NET
               (AS OF OCTOBER 31, 2002)                                  ASSETS
               -----------------------------------------------------------------
               99 CENTS Only Stores, Inc.                                 2.11
               OPERATES DEEP DISCOUNT STORES WITH NAME-BRAND
               MERCHANDISE AT $.99 CENTS.
               -----------------------------------------------------------------
               Accredo Health, Inc.                                       1.98
               PROVIDES SPECIALIZED PHARMACY AND RELATED SERVICES
               BENEFICIAL TO PATIENTS WITH CHRONIC DISEASES.
               -----------------------------------------------------------------
               Rare Hospitality International, Inc.                       1.88
               OPERATES/FRANCHISES RESTAURANTS SUCH AS BUGABOO
               CREEK STEAK HOUSE, LONGHORN STEAKHOUSE, AND
               THE CAPITAL GRILLE.
               -----------------------------------------------------------------
               HCC Insurance Holdings, Inc.                               1.63
               A SPECIALTY PROPERTY AND CASUALTY INSURANCE PROVIDER
               TO COMMERCIAL CUSTOMERS, ON A DIRECT AND
               REINSURANCE BASIS.
               -----------------------------------------------------------------
               UCBH Holdings, Inc.                                        1.60
               A HOLDING  COMPANY FOR THE UNITED  COMMERCIAL
               BANK  PROVIDING  PERSONAL  AND COMMERCIAL BANKING
               SERVICES TO SMALL AND MEDIUM-SIZED BUSINESSES.
               -----------------------------------------------------------------
               Corinthian Colleges, Inc.                                  1.59
               A FOR-PROFIT, POST-SECONDARY EDUCATION COMPANY.
               -----------------------------------------------------------------
               Priority Healthcare Corp.                                  1.44
               DISTRIBUTES SPECIALTY PHARMACEUTICALS, MEDICAL
               SUPPLIES AND DISEASE TREATMENT SERVICES.
               -----------------------------------------------------------------
               Taro Pharmaceuticals Industries                            1.37
               ENGAGED IN MANUFACTURING AND MARKETING
               PHARMACEUTICALS IN ISRAEL AND NORTH
               AMERICA.
               -----------------------------------------------------------------
               Scottish Annuity & Life Holdings Ltd.                      1.37
               PROVIDER OF CUSTOMIZED VARIABLE LIFE INSURANCE
               PRODUCTS TO HIGH NET WORTH INDIVIDUALS AND FAMILIES.
               -----------------------------------------------------------------
               Covance, Inc.                                              1.32
               A LEADING CONTRACT RESEARCH ORGANIZATION THAT
               PROVIDES INTEGRATED PRODUCT DEVELOPMENT SERVICES
               TO THE BIOTECHNOLOGY, PHARMACEUTICAL AND MEDICAL
               DEVICE INDUSTRIES.
               -----------------------------------------------------------------

-------

5 Class A shares (at net asset value, assuming the reinvestment of all distributions)

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------


      PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND A (WITH LOAD)
            Value of $10,000 Investment vs Russell 2000 Growth Index


[GRAPH OMITTED]



                         PROVIDENT
                         INVESTMENT
                          COUNSEL
                       SMALL COMPANY                   RUSSELL
                          FUND A                        2000
DATE                     (WITH LOAD)                GROWTH INDEX
----                     -----------                ------------

02/03/97                   $10,000                    $10,000
04/30/97                     7,747                      8,648
07/31/97                     9,877                     10,812
10/31/97                     9,821                     11,303
01/31/98                     9,321                     10,892
04/30/98                    10,801                     12,427
07/31/98                     9,453                     10,670
10/31/98                     8,011                      9,510
01/31/99                     9,991                     11,677
04/30/99                     9,359                     11,958
07/31/99                    11,074                     12,217
10/31/99                    12,771                     12,294
01/31/00                    18,350                     15,841
04/30/00                    19,416                     15,709
07/31/00                    18,812                     14,798
10/31/00                    18,266                     14,280
01/31/01                    15,815                     13,406
04/30/01                    14,411                     11,804
07/31/01                    14,034                     11,349
10/31/01                    11,433                      9,781
01/31/02                    12,648                     10,857
04/30/02                    12,064                     10,799
07/31/02                     9,076                      7,876
10/31/02                     9,095                      7,672







                                                     AVERAGE  ANNUALIZED  TOTAL RETURNS
                                                       PERIODS ENDED OCTOBER 31, 2002
                                                     -----------------------------------
                                                       ONE           FIVE       SINCE
                                                       YEAR          YEARS    INCEPTION^
                                                       ----          -----    ----------
         Provident Investment Counsel Small Company
            Growth A (With Load)                      (25.02%)       (2.68%)    (1.64%)
         Russell 2000 Growth Index*                   (21.57%)       (7.45%)    (4.53%)

--------

^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Russell 2000 Growth Index is an unmanaged index consists of the smallest 2,000 securities in the Russell 3000 Index, represents approximately 8% of the Russell 3000 Index's total market capitalization but does not include adjustments for brokerage, custodian and advisory fees.

     The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index with a greater-than-average growth orientation.

     The Fund's performance figures include the maximum applicable sales charge.




                             TOP 5 BEST & WORST PERFORMERS
                              YEAR ENDED OCTOBER 31, 2002

                                                                % CONTRIBUTION
               INVESTMENT                                          TO RETURN
               -----------------------------------------------------------------
               Corinthian Colleges, Inc.                              0.61
               -----------------------------------------------------------------
               UCBH Holdings, Inc.                                    0.46
               -----------------------------------------------------------------
               Medicines Co.                                          0.44
               -----------------------------------------------------------------
               Emulex Corp.                                           0.43
               -----------------------------------------------------------------
               FTI Consulting, Inc.                                   0.41
               -----------------------------------------------------------------
               Duane Reade, Inc.                                     -0.60
               -----------------------------------------------------------------
               Kopin Corp.                                           -0.70
               -----------------------------------------------------------------
               Lawson Software, Inc.                                 -0.72
               -----------------------------------------------------------------
               Transkaryotic Therapies, Inc.                         -0.79
               -----------------------------------------------------------------
               Microtune, Inc.                                       -0.82
               -----------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE UPDATE/PORTFOLIO REVIEW - (Continued)
--------------------------------------------------------------------------------


      PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND B (WITH LOAD)
            Value of $10,000 Investment vs Russell 2000 Growth Index


[GRAPH OMITTED]



                         PROVIDENT
                         INVESTMENT
                          COUNSEL
                       SMALL COMPANY                   RUSSELL
                          FUND B                        2000
DATE                     (WITH LOAD)                GROWTH INDEX
----                     -----------                ------------

03/31/99                  $10,000                     $10,000
05/31/99                    9,946                      10,900
06/30/99                   11,263                      11,475
07/31/99                   11,492                      11,120
08/31/99                   11,575                      10,704
09/30/99                   12,187                      10,910
10/31/99                   13,266                      11,190
11/30/99                   15,122                      12,373
12/31/99                   19,479                      14,554
01/31/00                   19,095                      14,418
02/29/00                   24,873                      17,773
03/31/00                   23,183                      15,904
04/30/00                   20,264                      14,299
05/31/00                   17,847                      13,046
06/30/00                   21,561                      14,732
07/31/00                   19,569                      13,469
08/31/00                   21,799                      14,886
09/30/00                   20,949                      14,146
10/31/00                   18,946                      12,998
11/30/00                   14,704                      10,637
12/31/00                   15,969                      11,288
01/31/01                   16,301                      12,201
02/28/01                   14,330                      10,529
03/31/01                   12,691                       9,572
04/30/01                   14,866                      10,743
07/31/01                   14,420                      10,329
10/31/01                   11,609                       8,903
01/31/02                   12,885                       9,882
04/30/02                   12,242                       9,829
07/31/02                    9,056                       7,168
10/31/02                    9,056                       6,983







                                                AVERAGE ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED OCTOBER 31, 2002
                                                --------------------------------
                                                  ONE                   SINCE
                                                  YEAR                INCEPTION^
                                                  ----                ----------
               Provident Investment
                 Counsel Small Company
                 Growth B (With Load)           (25.52%)                (2.72%)
               Russell 2000 Growth Index*       (21.57%)                (9.53%)


---------

^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

     Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* The Russell 2000 Growth Index is an unmanaged index consists of the smallest 2,000 securities in the Russell 3000 Index, represents approximately 8% of the Russell 3000 Index's total market capitalization but does not include adjustments for brokerage, custodian and advisory fees.

     The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization. The Russell 2000 Growth Index contains those Russell 2000 Index with a greater-than-average growth orientation.

     The Fund's performance figures include the maximum applicable sales charge.

--------------------------------------------------------------------------------
OUTLOOK & STRATEGY
--------------------------------------------------------------------------------

IS THE ECONOMY IN AN EXTENDED SLUMP?

In the year since the devastating September 11th attacks much has been done to rebuild and repair the structural damage. The Pentagon has been restored and plans are moving forward to reconstruct the financial district in New York. In alliance with other governments, the U.S. has made considerable advancements toward the war on terrorism with a consensus mounting to eliminate the threat posed by Saddam Hussein. While many of the physical wounds have healed many emotional and economic scars remain. Investors' confidence in corporate America and Wall Street has been severely shaken by accounting misdeeds, management indictments and a cascade of negative earnings announcements. Industries most affected by the terrorist attacks continue to struggle and corporate capital spending remains at depressed levels. Despite these scars, the economic environment has shown tangible signs of improvement this year. U.S. real Gross Domestic Product has grown at an annual rate of more than 3% in the first half of the year 2002 and estimates call for continued growth into 2003. Undoubtedly, the U.S. economy has responded satisfactorily to the flood of monetary and fiscal stimulus applied over the last year and we expect the Federal Reserve to continue to provide relief until the recovery is well entrenched.


OUR FOCUS TODAY

Today uncertainty reigns in the world but in comparison to the economic conditions of the early 1970s, the present fundamentals are significantly more positive in our view. However, despite some improving fundamentals, economic recovery is still not assured. Amid this continued uncertainty, we are placing emphasis on companies with solid balance sheets that may sustain the continued weakness and that may have the capacity to benefit quickly should the investment environment improve. During this period of uncertainty, we remain loyal to our investment philosophy of "REVENUE AND EARNINGS GROWTH DRIVE STOCK PRICES OVER THE LONG TERM." Our objective is to take advantage of the current market conditions, maintain diversified portfolios and focus on our core competency-relying upon our seasoned team of investment analysts to seek the best growth companies. We consider our experienced investment teams and our consistently applied "BOTTOM UP" approach to fundamental research the most important components to our decision-making process and the key to picking those companies that can grow revenues and earnings. Our analysts will continue to seek companies that are industry leaders, well managed, and present some competitive advantage. As in previous cases involving investor uncertainty, we believe this period will pass and investors will again value companies based upon the long-term factors that drive prices: namely revenue and earnings growth.


                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2002
--------------------------------------------------------------------------------

                                                                    BALANCED          GROWTH     SMALL COMPANY
                                                                     FUND A           FUND A     GROWTH FUND A
---------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Portfolio, at cost ..............................   $  5,324,581    $    525,250    $ 34,758,720
                                                                  ============    ============    ============

Investment in Portfolio, at value .............................   $  5,282,592    $    515,781    $ 35,371,129
Receivables:
  Investment in Portfolio sold ................................      3,666,204            --         1,809,435
  Fund shares sold ............................................           --              --         3,980,615
Prepaid expenses ..............................................          2,537             757           2,479
                                                                  ------------    ------------    ------------
  Total assets ................................................      8,951,333         516,538      41,163,658
                                                                  ------------    ------------    ------------

LIABILITIES
Payables:
  Investments in Portfolio purchased ..........................           --              --         3,980,615
  Fund shares redeemed ........................................      3,666,204            --         1,809,435
  To Provident Investment Counsel, Inc. (Note 3) ..............            978           2,003          15,808
  Distribution fees (Note 4) ..................................          2,813              99           4,107
  Shareholder servicing fees (Note 4) .........................          1,216             159           4,275
Deferred trustees' compensation (Note 3) ......................         16,947          12,831          20,111
Accrued expenses ..............................................         19,908          15,216          22,201
                                                                  ------------    ------------    ------------
  Total liabilities ...........................................      3,708,066          30,308       5,856,552
                                                                  ------------    ------------    ------------

NET ASSETS
Applicable to shares of beneficial interest outstanding .......   $  5,243,267    $    486,230    $ 35,307,106
                                                                  ============    ============    ============

Shares of beneficial interest outstanding .....................        633,959          78,063       3,658,021
                                                                  ------------    ------------    ------------

NET ASSET VALUE PER SHARE .....................................   $       8.27    $       6.23    $       9.65
                                                                  ============    ============    ============

MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE DIVIDED BY 94.25%) .........................   $       8.78    $       6.61    $      10.24
                                                                  ============    ============    ============

COMPONENTS OF NET ASSETS
Paid-in capital ...............................................   $ 13,582,438    $  1,120,461    $ 57,601,046
Accumulated net investment income (loss) ......................          3,578         (13,062)        (31,254)
Accumulated net realized loss on investments ..................     (8,300,760)       (611,700)    (22,875,095)
Net unrealized (depreciation) appreciation on investments .....        (41,989)         (9,469)        612,409
                                                                  ------------    ------------    ------------
Net assets ....................................................   $  5,243,267    $    486,230    $ 35,307,106
                                                                  ============    ============    ============






See accompanying Notes to Financial Statements.


                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

                                                                       GROWTH       MID CAP      SMALL COMPANY
                                                                       FUND B        FUND B      GROWTH FUND B
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Portfolio, at cost ................................   $   697,561    $ 3,983,816    $   677,277
                                                                    ===========    ===========    ===========

Investment in Portfolio, at value ...............................   $   651,527    $ 3,563,514    $   689,721
Receivables:
  Investment in Portfolio sold ..................................          --           16,042           --
  Fund shares sold ..............................................          --            1,164           --
Prepaid expenses ................................................         1,833          1,794          1,852
                                                                    -----------    -----------     ----------
  Total assets ..................................................       653,360      3,582,514        691,573
                                                                    -----------    -----------     ----------

LIABILITIES
Payables:
  Fund shares redeemed ..........................................          --           16,042           --
  To Provident Investment Counsel, Inc. (Note 3) ................         7,275         13,868         13,882
  Investment in Portfolio purchased .............................          --            1,164           --
  Distribution fees (Note 4) ....................................           388          2,211            399
  Shareholder servicing fees (Note 4) ...........................           133         24,774          4,936
Deferred trustees' compensation (Note 3) ........................         8,337          8,216          8,335
Accrued expenses ................................................        15,412         19,978         15,701
                                                                    -----------    -----------     ----------
  Total liabilities .............................................        31,545         86,253         43,253
                                                                    -----------    -----------     ----------

NET ASSETS
Applicable to shares of beneficial interest outstanding .........   $   621,815    $ 3,496,261    $   648,320
                                                                    ===========    ===========    ===========

Shares of beneficial interest outstanding .......................        80,637        272,116         72,044
                                                                    -----------    -----------     ----------

NET ASSET VALUE AND OFFERING PRICE PER SHARE* ...................   $      7.71    $     12.85    $      9.00
                                                                    ===========    ===========    ===========

COMPONENTS OF NET ASSETS
Paid-in capital .................................................   $ 1,662,463    $ 7,094,353    $ 1,664,167
Accumulated net investment loss .................................        (8,850)       (21,532)        (8,611)
Accumulated net realized loss on investments ....................      (985,764)    (3,156,258)    (1,019,680)
Net unrealized (depreciation) appreciation on investments .......       (46,034)      (420,302)        12,444
                                                                    -----------    -----------     ----------
  Net assets ....................................................   $   621,815    $ 3,496,261    $   648,320
                                                                    ===========    ===========    ===========

* Redemption price per share is equal to Net Asset Value less any applicable sales charge.









See accompanying Notes to Financial Statements.



                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS For the Year Ended October 31, 2002
--------------------------------------------------------------------------------

                                                                               BALANCED         GROWTH      SMALL COMPANY
                                                                                 FUND A         FUND A      GROWTH FUND A
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Net investment income (loss) allocated from Portfolio
Dividends (Net of foreign taxes
of $269, $13, and $0 respectively) ........................................   $    36,441    $     1,746    $    54,446
Interest ..................................................................       277,695            260         31,618
Income from securities loaned - net .......................................          --              109         13,764
Expenses ..................................................................      (108,794)        (4,122)      (400,189)
                                                                              -----------    -----------    -----------
Net investment income (loss) from Portfolio ...............................       205,342         (2,007)      (300,361)
                                                                              -----------    -----------    -----------

Fund Expenses
Administration fees (Note 3) ..............................................        42,112         15,788         94,990
Distribution fees (Note 4) ................................................        33,888            983         99,985
Shareholder servicing fees (Note 4) .......................................        20,333            590         59,991
Transfer agent fees .......................................................        14,630         19,924         22,164
Professional and miscellaneous fees .......................................        12,880         10,680         15,463
Registration expense ......................................................        13,002         13,022         13,296
Reports to shareholders ...................................................         4,001          1,662          2,390
Custody and accounting services fees ......................................         6,001          6,001          6,001
Legal fees ................................................................         1,000            375         10,117
Trustee fees (Note 3) .....................................................         3,001          4,443          2,962
Miscellaneous .............................................................         1,624            697          2,174
                                                                              -----------    -----------    -----------
Total expenses ............................................................       152,472         74,165        329,533
Less: fees waived and expenses absorbed (Note 3) ..........................      (118,583)       (72,789)      (149,558)
                                                                              -----------    -----------    -----------
Net expenses ..............................................................        33,889          1,376        179,975
                                                                              -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ..............................................       171,453         (3,383)      (480,336)
                                                                              -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments ..........................................    (2,400,302)       (94,756)    (9,503,710)
Net unrealized appreciation on investments ................................       585,161         40,753      1,798,810
                                                                              -----------    -----------    -----------
Net realized and unrealized loss on investments ...........................    (1,815,141)       (54,003)    (7,704,900)
                                                                              -----------    -----------    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $(1,643,688)   $   (57,386)   $(8,185,236)
                                                                              ===========    ===========    ===========







See accompanying Notes to Financial Statements.


                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS For the Year Ended October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

                                                                               GROWTH       MID CAP   SMALL COMPANY
                                                                               FUND B       FUND B    GROWTH FUND B
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Net investment loss allocated from Portfolio
Dividends (Net of foreign taxes of $28, $13 and $0 respectively) ..........   $   3,630    $   4,927    $   1,310
Interest ..................................................................         513        3,699          802
Income from securities loaned - net .......................................         223        1,699          340
Expenses ..................................................................      (8,464)     (48,176)      (9,895)
                                                                              ---------    ---------    ---------
Net investment loss from Portfolio ........................................      (4,098)     (37,851)      (7,443)
                                                                              ---------    ---------    ---------

Fund Expenses
Administration fees (Note 3) ..............................................      16,642       25,130       16,916
Distribution fees (Note 4) ................................................       6,151       37,983        7,178
Shareholder servicing fees (Note 4) .......................................       2,050       12,661        2,393
Transfer agent fees .......................................................      19,002       21,255       19,076
Audit fees ................................................................      10,911       10,963       10,482
Registration expense ......................................................      12,301       12,985       13,523
Reports to shareholders ...................................................         981        1,902        1,439
Custody and accounting services fees ......................................       6,001        6,001        6,001
Legal fees ................................................................         164          606          224
Trustee fees (Note 3) .....................................................       5,170        4,670        5,171
Miscellaneous .............................................................          37          519          456
                                                                              ---------    ---------    ---------
Total expenses ............................................................      79,410      134,675       82,859
Less: fees waived and expenses absorbed (Note 3) ..........................     (70,389)     (71,877)     (70,415)
                                                                              ---------    ---------    ---------
Net expenses ..............................................................       9,021       62,798       12,444
                                                                              ---------    ---------    ---------
NET INVESTMENT LOSS .......................................................     (13,119)    (100,649)     (19,887)
                                                                              ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments ..........................................    (234,609)    (374,317)    (236,556)
Net unrealized appreciation (depreciation) on investments .................      61,664     (218,781)      38,414
                                                                              ---------    ---------    ---------
Net realized and unrealized loss on investments ...........................    (172,945)    (593,098)    (198,142)
                                                                              ---------    ---------    ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $(186,064)   $(693,747)   $(218,029)
                                                                              =========    =========    =========











See accompanying Notes to Financial Statements.




                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           BALANCED                        GROWTH
                                                                            FUND A                          FUND A
                                                                ------------------------------  -------------------------------
                                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                  OCTOBER 31,      OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                     2002             2001             2002           2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss) .................................   $    171,453    $    489,517    $     (3,383)   $    (16,880)
Net realized loss on investments .............................     (2,400,302)     (5,887,695)        (94,756)       (516,944)
Net unrealized appreciation (depreciation) on investments ....        585,161      (4,444,085)         40,753      (1,168,621)
                                                                 ------------     -----------    ------------    ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS ....................................     (1,643,688)     (9,842,263)        (57,386)     (1,702,445)
                                                                 ------------     -----------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...................................       (196,067)       (417,629)           --              --
From net realized gain .......................................           --        (3,275,152)           --        (1,008,497)
                                                                 ------------     -----------    ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................       (196,067)     (3,692,781)           --        (1,008,497)
                                                                 ------------     -----------    ------------    ------------

BENEFICIAL INTEREST SHARE TRANSACTIONS
Proceeds from shares sold ....................................      1,486,090       3,140,381         194,081         386,015
Proceeds from reinvestment of distributions ..................        188,600       3,522,088            --           969,664
Cost of shares redeemed ......................................    (13,462,019)    (11,304,439)        (97,614)     (5,871,944)
                                                                 ------------     -----------    ------------    ------------

Net (decrease) increase in net assets
  resulting from share transactions ..........................    (11,787,329)     (4,641,970)         96,467      (4,516,265)
                                                                 ------------     -----------    ------------    ------------

TOTAL (DECREASE) INCREASE IN NET ASSETS ......................    (13,627,084)    (18,177,014)         39,081      (7,227,207)

NET ASSETS
Beginning of year ............................................     18,870,351      37,047,365         447,149       7,674,356
                                                                 ------------     -----------    ------------    ------------
END OF YEAR ..................................................   $  5,243,267    $ 18,870,351    $    486,230    $    447,149
                                                                 ============    ============    ============    ============

ACCUMULATED NET INVESTMENT INCOME (LOSS) .....................   $      3,578    $     28,192    $    (13,062)   $    (11,373)
                                                                 ============    ============    ============    ============

CHANGE IN SHARES


Shares sold ..................................................        151,407         265,127          33,489          27,095
Shares issued on reinvestment of distributions ...............         19,599         257,247            --            62,762
Shares redeemed ..............................................     (1,453,797)       (940,761)        (11,572)       (447,006)
                                                                 ------------     -----------    ------------    ------------
NET (DECREASE) INCREASE ......................................     (1,282,791)       (418,387)         21,917        (357,149)
                                                                 ============    ============    ============    ============




See accompanying Notes to Financial Statements.




                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
--------------------------------------------------------------------------------


                                                                             SMALL COMPANY
                                                                             GROWTH FUND A
                                                                     ----------------------------------
                                                                        YEAR ENDED       YEAR ENDED
                                                                     OCTOBER 31, 2002  OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss ................................................   $    (480,336)   $    (494,845)
Net realized loss on investments ...................................      (9,503,710)     (11,747,614)
Net unrealized appreciation (depreciation) on investments ..........       1,798,810      (11,202,477)
                                                                       -------------    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............      (8,185,236)     (23,444,936)
                                                                       -------------    -------------

BENEFICIAL INTEREST SHARE TRANSACTIONS
Proceeds from shares sold ..........................................     158,958,836       20,255,752
Cost of shares redeemed ............................................    (155,116,391)     (16,701,678)
                                                                       -------------    -------------

Net increase in net assets resulting from share transactions .......       3,842,445        3,554,074
                                                                       -------------    -------------

TOTAL DECREASE IN NET ASSETS .......................................      (4,342,791)     (19,890,862)

NET ASSETS
Beginning of year ..................................................      39,649,897       59,540,759
                                                                       -------------    -------------
End of year ........................................................   $  35,307,106    $  39,649,897
                                                                       =============    =============

ACCUMULATED NET INVESTMENT LOSS ....................................   $     (31,254)   $     (30,501)
                                                                       =============    =============

CHANGE IN SHARES
Shares sold ........................................................      14,487,099        1,382,777
Shares redeemed ...................................................      (14,098,400)      (1,185,709)
                                                                       -------------    -------------
NET INCREASE .......................................................         388,699          197,068
                                                                       =============    =============



See accompanying Notes to Financial Statements.




                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
--------------------------------------------------------------------------------

                                                                       GROWTH                      MID CAP
                                                                        FUND B                     FUND B
                                                            ---------------------------------------------------------
                                                              YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                                 2002           2001          2002           2001
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss .....................................   $   (13,119)   $   (20,350)   $  (100,649)   $  (132,054)
Net realized loss on investments ........................      (234,609)      (676,706)      (374,317)    (2,767,464)
Net unrealized appreciation
(depreciation) on investments ...........................        61,664       (285,853)      (218,781)    (1,887,059)
                                                            -----------    -----------    -----------    -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...............................      (186,064)      (982,909)      (693,747)    (4,786,577)
                                                            -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain ..................................          --             --             --         (387,593)
                                                            -----------    -----------    -----------    -----------

BENEFICIAL INTEREST SHARE TRANSACTIONS
Proceeds from shares sold ...............................       125,639        353,666        214,312      2,640,823
Proceeds from reinvestment of distributions .............          --             --             --           11,235
Cost of shares redeemed .................................      (142,030)      (358,864)    (1,663,507)    (1,224,168)
                                                            -----------    -----------    -----------    -----------

Net (decrease) increase in net assets
resulting from share transactions .......................       (16,391)        (5,198)    (1,449,195)     1,427,890
                                                            -----------    -----------    -----------    -----------

TOTAL DECREASE IN NET ASSETS ............................      (202,455)      (988,107)    (2,142,942)    (3,746,280)

NET ASSETS
Beginning of year .......................................       824,270      1,812,377      5,639,203      9,385,483
                                                            -----------    -----------    -----------    -----------
END OF YEAR .............................................   $   621,815    $   824,270    $ 3,496,261    $ 5,639,203
                                                            ===========    ===========    ===========    ===========

ACCUMULATED NET INVESTMENT LOSS .........................   $    (8,850)   $    (5,747)   $   (21,532)   $    (7,663)
                                                            ===========    ===========    ===========    ===========

CHANGE IN SHARES
Shares sold .............................................        11,654         24,487         12,171        113,923
Shares issued on reinvestment of distributions ..........          --             --             --              416
Shares redeemed .........................................       (14,705)       (31,841)      (104,623)       (58,326)
                                                            -----------    -----------    -----------    -----------
NET (DECREASE) INCREASE .................................        (3,051)        (7,354)       (92,452)        56,013
                                                            ===========    ===========    ===========    ===========







See accompanying Notes to Financial Statements.



                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
--------------------------------------------------------------------------------

                                                                                            SMALL COMPANY
                                                                                            GROWTH FUND B
                                                                                 ----------------------------------
                                                                                     YEAR ENDED       YEAR ENDED
                                                                                 OCTOBER 31, 2002  OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss ............................................................   $   (19,887)   $   (23,794)
Net realized loss on investments ...............................................      (236,556)      (325,330)
Net unrealized appreciation (depreciation) on investments ......................        38,414       (279,101)
                                                                                   -----------    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................      (218,029)      (628,225)
                                                                                   -----------    -----------

BENEFICIAL INTEREST SHARE TRANSACTIONS
Proceeds from shares sold ......................................................       158,903        434,626
Cost of shares redeemed ........................................................      (305,495)      (370,364)
                                                                                   -----------    -----------

Net (decrease) increase in net assets resulting from share transactions ........      (146,592)        64,262
                                                                                   -----------    -----------

TOTAL DECREASE IN NET ASSETS ...................................................      (364,621)      (563,963)

NET ASSETS
Beginning of year ..............................................................     1,012,941      1,576,904
                                                                                   -----------    -----------
END OF YEAR ....................................................................   $   648,320    $ 1,012,941
                                                                                   ===========    ===========

ACCUMULATED NET INVESTMENT LOSS ................................................   $    (8,611)   $    (5,501)
                                                                                   ===========    ===========

CHANGE IN SHARES
Shares sold ....................................................................        12,475         29,283
Shares redeemed ................................................................       (28,651)       (25,602)
                                                                                   -----------    -----------
NET (DECREASE) INCREASE ........................................................       (16,176)         3,681
                                                                                   ===========    ===========





See accompanying Notes to Financial Statements.




                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                           BALANCED FUND A
                                                                       ------------------------------------------------------
                                                                                        YEAR ENDED OCTOBER 31,
                                                                       ------------------------------------------------------
                                                                           2002      2001       2000       1999      1998
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................................   $    9.84  $   15.87  $   18.65  $   16.95  $   15.51
                                                                       ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ..............................................        0.12       0.24       0.30       0.22       0.16
Net realized and unrealized (loss)
gain on investments ................................................       (1.56)     (4.57)      1.85       2.88       2.44
                                                                       ---------  ---------  ---------  ---------  ---------
Total from investment operations ...................................       (1.44)     (4.33)      2.15       3.10       2.60
                                                                       ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:

From net investment income .........................................       (0.13)     (0.20)     (0.34)     (0.22)     (0.15)
From net realized gain .............................................     --           (1.50)     (4.59)     (1.18)     (1.01)
                                                                       ---------  ---------  ---------  ---------  ---------
Total distributions ................................................       (0.13)     (1.70)     (4.93)     (1.40)     (1.16)
                                                                       ---------  ---------  ---------  ---------  ---------
Net asset value, end of year .......................................   $    8.27  $    9.84  $   15.87  $   18.65  $   16.95
                                                                       =========  =========  =========  =========  =========

Total return .......................................................      (14.80%)   (30.18%)    12.06%     19.20%     17.85%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (millions) .................................   $    5.2   $   18.9   $   37.0   $   32.3   $   42.0

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ...........................................................        1.05%      1.05%      1.05%      1.05%      1.05%
Net investment income ..............................................        1.26%      1.98%      1.51%      1.21%      0.97%


--------------

# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 1.69%, 0.97%, 0.88%, 1.03% and 0.54%, respectively.








See accompanying Notes to Financial Statements.



                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                 GROWTH FUND A
                                                            -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                            -----------------------------------------------------
                                                               2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................   $    7.96  $   18.57  $   17.92  $   13.67  $   11.44
                                                            ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ...................................   (0.09)^        (0.65)     (0.18)     (0.12)     (0.07)
Net realized and unrealized (loss)
gain on investments .....................................   (1.64)^        (7.51)      2.20       4.37       2.30
                                                            ---------  ---------  ---------  ---------  ---------
Total from investment operations ........................   (1.73)^        (8.16)      2.02       4.25       2.23
                                                            ---------  ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:

From net investment income ..............................     --           (2.45)     (1.37)   --         --
                                                            ---------  ---------  ---------  ---------  ---------
Net asset value, end of year ............................   $    6.23  $    7.96  $   18.57  $   17.92  $   13.67
                                                            =========  =========  =========  =========  =========

Total return ............................................      (21.73%)   (50.35%)    11.15%     31.09%     19.49%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (millions) ......................   $    0.5   $    0.4   $    7.7   $    6.8   $    3.7

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ................................................        1.35%      1.35%      1.35%      1.35%      1.35%
Net investment loss .....................................       (0.86%)    (0.76%)    (0.89%)    (0.85%)    (0.68%)




^    Calculations are based on average shares outstanding for the period.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed,allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 18.64%, 3.03%, 1.11%, 1.27% and 2.73%, respectively.









See accompanying Notes to Financial Statements.



                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                            SMALL COMPANY GROWTH FUND A
                                                              -------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                                 2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ........................   $   12.13  $   19.38  $   13.55   $    8.50  $   10.42
                                                              ---------  ---------  ---------   ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..............................       (0.13)     (0.15)      0.10++     (0.30)     (0.12)
Net realized and unrealized (loss)
gain on investments .......................................       (2.35)     (7.10)      5.73        5.35      (1.80)
                                                              ---------  ---------  ---------   ---------  ---------
Total from investment operations ..........................       (2.48)     (7.25)      5.83        5.05      (1.92)
                                                              ---------  ---------  ---------   ---------  ---------
Net asset value, end of year ..............................   $    9.65  $   12.13  $   19.38   $   13.55  $    8.50
                                                              =========  =========  =========   =========  =========

Total return ..............................................      (20.45%)   (37.41%)    43.03%      59.41%    (18.43%)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (millions) ........................   $   35.3   $   39.6   $   59.5    $    0.9   $    2.7

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ..................................................        1.45%      1.45%      1.45%       1.55%      1.55%
Net investment loss .......................................       (1.20%)    (1.04%)    (0.93%)     (1.35%)    (1.23%)


-----------
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.41%, 0.36%, 0.43%, 5.85% and 2.78%, respectively.
++   Per share numbers have been calculated using the average shares method.







See accompanying Notes to Financial Statements.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                            GROWTH FUND B
                                                            -----------------------------------------------
                                                                                            MARCH 31, 1999*
                                                                  YEAR ENDED OCTOBER 31,        THROUGH
                                                                2002      2001       2000   OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $    9.85  $   19.91  $   18.05  $   17.65
                                                            ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .....................................       (0.16)     (0.25)     (0.29)     (0.07)
Net realized and unrealized (loss)
gain on investments .....................................       (1.98)     (9.81)      2.15       0.47
                                                            ---------  ---------  ---------  ---------
Total from investment operations ........................       (2.14)    (10.06)      1.86       0.40
                                                            ---------  ---------  ---------  ---------
Net asset value, end of period ..........................   $    7.71  $    9.85  $   19.91  $   18.05
                                                            =========  =========  =========  =========

Total return ............................................      (21.73%)   (50.53%)    10.30%      2.27%^

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions) ....................   $    0.6   $    0.8   $    1.8   $    1.0

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ................................................        2.10%      2.10%      2.10%      2.10%+
Net investment loss .....................................       (1.60%)    (1.52%)    (1.64%)    (1.70%)+


--------------
*    Commencement of operations.
+    Annualized.
^    Not annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 8.70%, 5.15%, 4.66% and 24.58%, respectively.







See accompanying Notes to Financial Statements.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                                        MID CAP FUND B
                                                                      ------------------------------------------------
                                                                                                       MARCH 31, 1999*
                                                                             YEAR ENDED OCTOBER 31,        THROUGH
                                                                            2002     2001       2000  OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..............................   $   15.47  $   30.42  $   15.60  $   13.03
                                                                      ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ...............................................       (0.37)     (0.36)     (0.31)     (0.02)
Net realized and unrealized (loss)
gain on investments ...............................................       (2.25)    (13.37)     15.13       2.59
                                                                      ---------  ---------  ---------  ---------
Total from investment operations ..................................   .   (2.62)    (13.73)     14.82      2.57
                                                                      ---------  ---------  ---------  ---------

LESS DISTRIBUTIONS:

From net realized gain ............................................        --        (1.22)      --        --
                                                                      ---------  ---------  ---------  ---------
Net asset value, end of period ....................................   $   12.85  $   15.47  $   30.42  $   15.60
                                                                      =========  =========  =========  =========

Total return ......................................................      (16.94%)   (46.85%)    95.00%     19.72%^

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions) ..............................   $    3.5   $    5.6   $    9.4   $    0.7

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ..........................................................        2.14%      2.14%      2.14%      2.14%+
Net investment loss ...............................................       (1.99%)    (1.79%)    (1.76%)    (1.69%)+


----------

*    Commencement of operations.
+    Annualized.
^    Not annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 1.89%, 1.39%, 1.61% and 95.73%, respectively.




See accompanying Notes to Financial Statements.



                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                           SMALL COMPANY GROWTH FUND B
                                                               -----------------------------------------------
                                                                                              MARCH 31, 1999 *
                                                                    YEAR ENDED OCTOBER 31,         THROUGH
                                                                   2002      2001      2000   OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................   $   11.48  $   18.65  $   13.27  $    9.64
                                                               ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ........................................       (0.29)     (0.27)     (0.21)     (0.06)
Net realized and unrealized (loss)
gain on investments ........................................       (2.19)     (6.90)      5.59       3.69
                                                               ---------  ---------  ---------  ---------
Total from investment operations ...........................       (2.48)     (7.17)      5.38       3.63
                                                               ---------  ---------  ---------  ---------
Net asset value, end of period .............................   $    9.00  $   11.48  $   18.65  $   13.27
                                                               =========  =========  =========  =========

Total return ...............................................      (21.60%)   (38.45%)    40.54%     37.66%^

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions) .......................   $    0.6   $    1.0   $    1.6   $    0.1

RATIOS TO AVERAGE NET ASSETS:#++

Expenses ...................................................        2.30%      2.30%      2.30%      2.30%+
Net investment loss ........................................       (2.08%)    (1.83%)    (1.86%)    (2.07%)+


------------
*    Commencement of operations.
+    Annualized.
^    Not annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 7.40%, 5.73%, 5.59% and 204.11%, respectively.










See accompanying Notes to Financial Statements.


                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 - ORGANIZATION

PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers nine separate series: Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund I, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Mid Cap Fund B, and Provident Investment Counsel Twenty Fund I (each a "Fund" and collectively the "Funds"). Each Fund (except Provident Investment Counsel Twenty Fund I) invests substantially all of its assets in the respective Portfolio, a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements, including the portfolio of investments, of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Cap Growth Fund I and Provident Investment Counsel Twenty Fund I are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENT VALUATION. The Funds reflect their investments in the respective Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolios is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolios, daily on their investments in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolios. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which agreements certain employees of these entities serve as officers of the Trust and the Portfolios. PIC and U.S. Bancorp also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds. U.S. Bancorp receives an annual administration fee for its services of $15,000 from each of the Funds.

PIC has voluntarily agreed to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Provident Investment Counsel Balanced Fund A . . . . . . . . . . .    1.05%
     Provident Investment Counsel Growth Fund A . . . . . . . . . . . .    1.35%
     Provident Investment Counsel Small Company Growth Fund A . . . . .    1.45%
     Provident Investment Counsel Growth Fund B . . . . . . . . . . . .    2.10%
     Provident Investment Counsel Mid Cap Fund B . . . . . . . . . . .     2.14%
     Provident Investment Counsel Small Company Growth Fund B . . . . .    2.30%

The percentages are based on the Funds' average daily net assets.

Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2012. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds and Portfolios if, within three subsequent years, a Fund or Portfolio's expenses are less than the limit agreed to by PIC.

                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

Fees waived and expenses absorbed by PIC for the year ended October 31, 2002 were as follows

                                                               WAIVED   EXPENSES
                                                                FEES    ABSORBED
                                                                ----    --------
Provident Investment Counsel Balanced Fund A ...............   $27,112   $91,471
Provident Investment Counsel Growth Fund A .................       788    72,001
Provident Investment Counsel Small Company Growth Fund A ...    79,990    69,568
Provident Investment Counsel Growth Fund B .................     1,642    68,747
Provident Investment Counsel Mid Cap Fund B ................    10,130    61,747
Provident Investment Counsel Small Company Growth Fund B ...     1,916    68,499

At October 31, 2002, the amount available for reimbursement that has been paid and/or waived by PIC on behalf of the Funds are as follows:

Provident Investment Counsel Balanced Fund A ...............            $500,244
Provident Investment Counsel Growth Fund A .................             233,576
Provident Investment Counsel Small Company Growth Fund A ...             458,414
Provident Investment Counsel Growth Fund B .................             217,388
Provident Investment Counsel Mid Cap Fund B ................             226,699
Provident Investment Counsel Small Company Growth Fund B ...             210,527

At October 31, 2002, PIC may recapture a portion of the above amounts no later than the dates as stated below:

                                                                        OCTOBER 31,
                                                                 2003       2004       2005
                                                                 ----       ----       ----
Provident Investment Counsel Balanced Fund A ...............   $229,458   $152,203   $118,583
Provident Investment Counsel Growth Fund A .................     93,994     66,793     72,789
Provident Investment Counsel Small Company Growth Fund A ...    139,607    169,249    149,558
Provident Investment Counsel Growth Fund B .................     78,507     68,492     70,389
Provident Investment Counsel Mid Cap Fund B ................     73,392     81,430     71,877
Provident Investment Counsel Small Company Growth Fund B ...     68,419     71,693     70,415

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received commissions from sales or redemptions of fund shares during the year ended October 31, 2002 as follows:

Provident Investment Counsel Balanced Fund A ...........................   $ 82
Provident Investment Counsel Growth Fund A .............................     39
Provident Investment Counsel Small Company Growth Fund A ...............    960
Provident Investment Counsel Growth Fund B .............................    --
Provident Investment Counsel Mid Cap Fund B ............................    --
Provident Investment Counsel Small Company Growth Fund B ...............    --



On December 19, 1995, the Trust approved a Deferred Compensation Plan for
Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated invest- ments. The Funds recognize as Trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.


                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

For the year ended October 31, 2002, the change in the value of the phantom share account included unrealized depreciation as follows:
                                                                     UNREALIZED
                                                                    DEPRECIATION
                                                                    ------------
Provident Investment Counsel Balanced Fund A ..........................   $4,791
Provident Investment Counsel Growth Fund A ............................    3,732
Provident Investment Counsel Small Company Growth Fund A ..............    5,230
Provident Investment Counsel Growth Fund B ............................    2,945
Provident Investment Counsel Mid Cap Fund B ...........................    3,066
Provident Investment Counsel Small Company Growth Fund B ..............    2,948

4 - DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Trust, on behalf of the Balanced A, Growth A, and Small Company Growth A Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each A Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Balanced Fund A, reimbursable amounts in excess of the maximum may be reimbursed in subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of October 31, 2002.

Additionally, the Trust, on behalf of the Growth B, Mid Cap B, and Small Company Growth B Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each B Fund will pay a fee to the Distributor or, at the Distributor's direction, to a third party at an annual rate of up to 0.75% of each Fund's average daily net assets as compensation for acting as principal distributor.

Pursuant to a Shareholder Services Plan, each A Fund pays the Advisor a monthly fee at an annual rate of up to 0.15% of its average daily net assets as compensation for the provision of shareholder services. Effective January 1, 2001, the Advisor has voluntarily agreed to reduce the shareholder servicing rate to 0.12% for Growth Fund A.

Additionally, pursuant to the Shareholder Services Plan, each B Fund pays the Advisor a monthly fee at an annual rate of 0.25% of its average daily net assets as compensation for the provision of shareholder services.

5 - INVESTMENT TRANSACTIONS

Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 2002 were as follows:

                                                                             ADDITIONS       REDUCTIONS
                                                                             ---------       ----------
Provident Investment Counsel Balanced Fund A ............................   $  1,579,618   $ 13,605,590
Provident Investment Counsel Growth Fund A ..............................        261,560        165,851
Provident Investment Counsel Small Company Growth Fund A ................    159,061,614    155,379,772
Provident Investment Counsel Growth Fund B ..............................        188,315        219,694
Provident Investment Counsel Mid Cap Fund B .............................        284,682      1,892,287
Provident Investment Counsel Small Company Growth Fund B ................        234,258        384,472

As of October 31, 2002 the Funds owned the following percentages of the Portfolios listed below:

Provident Investment Counsel Balanced Fund A ...............   99.9% of PIC Balanced Portfolio
Provident Investment Counsel Growth Fund A .................   0.9% of PIC Growth Portfolio
Provident Investment Counsel Small Company Growth Fund A ...   21.7% of PIC Small Cap Portfolio
Provident Investment Counsel Growth Fund B .................   1.2% of PIC Growth Portfolio
Provident Investment Counsel Mid Cap Fund B ................   99.9% of PIC Mid Cap Portfolio
Provident Investment Counsel Small Company Growth Fund B ...   0.4% of PIC Small Cap Portfolio



                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

6 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2002, the components of net assets on a tax basis were as follows:
                                                                    UNREALIZED
                                                                  (DEPRECIATION)
                                                                   APPRECIATION
                                                                   ------------
Provident Investment Counsel Balanced Fund A .......................    (99,693)
Provident Investment Counsel Growth Fund A .........................    (11,319)
Provident Investment Counsel Small Company Growth Fund A ...........     96,994
Provident Investment Counsel Growth Fund B .........................    (48,371)
Provident Investment Counsel Mid Cap Fund B ........................   (552,179)
Provident Investment Counsel Small Company Growth Fund B ...........      2,654

At October 31, 2002, certain Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                                                     CAPITAL LOSSES EXPIRING IN:
                                                                        -----------------------------------------------------
                                                                           2007          2008          2009            2010
                                                                           ----          ----          ----            ----

Provident Investment Counsel Balanced Fund A .....................          --             --       (5,865,370)    (2,377,686)
Provident Investment Counsel Growth Fund A .......................          --             --         (514,962)       (94,888)
Provident Investment Counsel Small Company Growth Fund A .........      (217,163)      (730,814)   (12,039,085)    (9,372,618)
Provident Investment Counsel Growth Fund B .......................       (51,922)       (22,527)      (673,125)      (235,853)
Provident Investment Counsel Mid Cap Fund B ......................          --             --       (2,642,388)      (381,993)
Provident Investment Counsel Small Company Growth Fund B .........        (2,443)      (437,250)      (333,142)      (237,055)

Undistributed ordinary income for Provident Investment Counsel Balanced Fund A is $41,805.

Net investment income (loss) and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, and deferred trustees compensation.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

The tax character of distributions paid during the year ended October 31, 2002 for Provident Investment Counsel Balanced Fund A:

                           Ordinary income        $ 196,067
                                                  =========

7 - SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on June 3, 2002 to approve the reorganization of the Provident Investment Counsel Mid Cap Fund A into Vanguard Mid-Cap Growth Fund, a series of Vanguard Whitehall Funds.

                                               FOR        AGAINST      ABSTAINED
                                               ---        -------      ---------
Approval of reorganization ...............  1,616,720       623           7,739

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of PIC Investment Trust and Shareholders of:

Provident Investment Counsel Balanced Fund A
Provident Investment Counsel Growth Fund A
Provident Investment Counsel Growth Fund B
Provident Investment Counsel Mid Cap Fund B
Provident Investment Counsel Small Company Growth Fund A
Provident Investment Counsel Small Company Growth Fund B

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the above named Funds of PIC Investment Trust (the "Trust") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
December 6, 2002


                             PIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 62.3%
AEROSPACE & DEFENSE: 0.9%
  800    Lockheed Martin Corp. ................................  $       46,320
                                                                 --------------
AIRLINES: 0.7%
1,000    Ryanair Holdings PLC - ADR* ..........................          37,210
                                                                 --------------
BIOTECHNOLOGY: 1.1%
  700    Amgen, Inc.* .........................................          32,592
  700    Gilead Sciences, Inc.* ...............................          24,318
                                                                 --------------
                                                                         56,910
                                                                 --------------
CHEMICALS/SPECIALTIES: 0.7%
  700    Praxair, Inc. ........................................          38,150
                                                                 --------------
COMPUTER COMMUNICATIONS: 1.0%
4,500    Cisco Systems, Inc.*                                            50,310
                                                                 --------------
COMPUTER PROCESS HARDWARE: 1.4%
2,500    Dell Computer Corp.* .................................          71,525
                                                                 --------------

CONTRACT DRILLING: 1.3%
1,900    Nabors Industries, Ltd.* .............................          66,443
                                                                 --------------

DEPARTMENT STORES: 2.0%
1,800    Kohl's Corp.* ........................................         105,210
                                                                 --------------
DISCOUNT STORES: 4.9%
1,600    Costco Wholesale Corp.* ..............................          54,288
1,300    Dollar Tree Stores, Inc.* ............................          34,177
1,500    Family Dollar Stores, Inc. ...........................          46,185
2,300    Wal-Mart Stores, Inc. ................................         123,165
                                                                 --------------
                                                                        257,815
                                                                 --------------
ELECTRICAL PRODUCTS EQUIPMENT: 1.5%
5,400    Applied Materials, Inc.* .............................          81,162
                                                                 --------------

ELECTRONIC COMPONENTS: 0.7%
2,300    Jabil Circuit, Inc.* .................................          35,489
                                                                 --------------


FINANCIAL SERVICES: 4.7%
2,200    Freddie Mac ..........................................         135,476
1,100    SLM Corp. ............................................         113,014
                                                                 --------------
                                                                        248,490
                                                                 --------------
HOME IMPROVEMENT: 2.3%
1,500    Home Depot, Inc. .....................................          43,320
1,900    Lowe's Companies, Inc. ...............................          79,287
                                                                 --------------
                                                                        122,607
                                                                 --------------

INDUSTRIAL CONGLOMERATES: 2.5%
5,200    General Electric Co. .................................         131,300
                                                                 --------------
INSURANCE BROKERS/SERVICES: 0.8%
1,400    Willis Group Holdings Ltd.* ..........................          42,840
                                                                 --------------
INVESTMENT COMPANIES: 1.5%
1,100    Goldman Sachs Group, Inc.* ...........................          78,760
                                                                 --------------






SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE/HMO: 2.6%
900      UnitedHealth Group, Inc. .............................  $       81,855
700      WellPoint Health Network, Inc.* ......................          52,647
                                                                 --------------
                                                                        134,502
                                                                 --------------
MEDIA CONGLOMERATES: 2.6%
3,100    Viacom, Inc. -  Class B* ............................          138,291
                                                                 --------------
MEDICAL SPECIALTIES: 2.8%
1,800    Medtronic, Inc. ......................................          80,640
1,900    St. Jude Medical, Inc.* ..............................          67,659
                                                                 --------------
                                                                        148,299
                                                                 --------------
OILFIELD SERVICE/EQUIPMENT: 1.4%
2,400    BJ Services Co.* .....................................          72,792
                                                                 --------------

OTHER CONSUMER SERVICES: 2.6%
1,600    Apollo Group, Inc. - Class A* ........................          66,400
1,500    Weight Watchers International, Inc.* .................          71,025
                                                                 --------------
                                                                        137,425
                                                                 --------------
PACKAGED SOFTWARE: 4.0%
4,000    Microsoft Corp.* .....................................         213,880
                                                                 --------------

PHARMACEUTICAL - MAJOR: 6.2%
1,900    Johnson & Johnson ....................................         111,625
6,800    Pfizer, Inc. .........................................         216,036
                                                                 --------------
                                                                        327,661
                                                                 --------------
PHARMACEUTICAL - OTHER: 0.7%
500      Teva Pharmaceutical
           Industries, Inc. - ADR .............................          38,715
                                                                 --------------
SEMICONDUCTORS: 4.9%
6,400    Intel Corp. ..........................................         110,720
8,122    Taiwan Semiconductor
            Manufacturing Co. Ltd. ADR* .......................          63,514
5,500    Texas Instruments, Inc. ..............................          87,230
                                                                 --------------
                                                                        261,464
                                                                 --------------

SPECIALTY INSURANCE: 3.4%
1,000    American International Group, Inc. ...................          62,550
  700    Progressive Corp. ....................................          38,500
2,200    Radian Group, Inc. ...................................          77,594
                                                                 --------------
                                                                        178,644
                                                                 --------------

SPECIALTY STORES: 2.4%
2,500    Bed Bath & Beyond, Inc.* .............................          88,650
  900    Michaels Stores, Inc.* ...............................          40,464
                                                                 --------------
                                                                        129,114
TELECOM EQUIPMENT: 0.7%                                          --------------
2,300    Nokia Corp. ..........................................          38,226
                                                                 --------------
TOTAL COMMON STOCKS
(cost $3,409,910) .............................................       3,289,554
                                                                 --------------






See accompanying Notes to Financial Statements.

34



                             PIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES: 29.9%
CORPORATE BONDS: 1.9%

$ 100,000    Hertz Corp. Note, 6.000%, 1/15/2003 ..............  $       99,476
                                                                 --------------
FEDERAL NATIONAL MORTGAGE AGENCY: 6.2%
  300,000    Fannie Mae, 5.500%, 5/2/2006 .....................         328,465
                                                                 --------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES: 9.5%
  500,000    FHLB, 5.49%, 11/12/2002 ..........................         499,510
                                                                 --------------
TREASURY OBLIGATIONS: 12.3%

  300,000    U.S. Treasury Bonds, 9.000%, 11/15/2018 ..........         439,266
  200,000    U.S. Treasury Bonds, 5.375%, 2/15/2031 ...........         211,164
                                                                 --------------
                                                                        650,430
                                                                 --------------
TOTAL FIXED INCOME SECURITIES
(cost $1,499,518) .............................................       1,577,881
                                                                 --------------
MONEY MARKET INVESTMENTS: 78.5%
$2,075,056   BlackRock Provident Institutional Funds -
               TempCash Portfolio .............................       2,075,056
 2,075,056   BlackRock Provident Institutional Funds -
               TempFund Portfolio .............................       2,075,056
                                                                 --------------
                                                                      4,150,112
                                                                 --------------




                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL MONEY MARKET INVESTMENTS
(cost $4,150,112) .............................................  $    4,150,112
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(cost $9,059,540): 170.7% .....................................       9,017,547
                                                                 --------------
OTHER ASSETS: 1.5%
  Receivables:
    Securities sold ...........................................          39,688
    Due from Advisor (Note 3) .................................           7,527
    Dividends and interest ....................................          26,346
  Prepaid insurance ...........................................           4,084
  Other assets ................................................           1,207
                                                                 --------------
    Total Other Assets ........................................          78,852
                                                                 --------------

  TOTAL ASSETS ................................................       9,096,399
                                                                 --------------
LIABILITIES: (72.2%)
  Payables:
  Deferred trustees' compensation (Note 3) ....................          22,739
  Fund shares redeemed ........................................       3,666,204
  Investment securities purchased .............................          91,874
  Accrued expenses ............................................          32,810
                                                                 --------------
     Total Liabilities ........................................       3,813,627
                                                                 --------------
   NET ASSETS: 100.0% .........................................  $    5,282,772
                                                                 ==============
------------
* Non-income producing security.
ADR - American Depository Receipt.








See accompanying Notes to Financial Statements.

                                                                              35



                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 94.9%
AEROSPACE & DEFENSE: 1.3%
12,100       Lockheed Martin Corp. ............................  $      700,590
                                                                 --------------
AIRLINES: 0.6%
 8,100       Ryanair Holdings PLC  . - ADR* ...................         301,401
                                                                 --------------
BIOTECHNOLOGY: 1.7%
11,600       Amgen, Inc.* .....................................         540,096
10,900       Gilead Sciences, Inc.* ...........................         378,666
                                                                 --------------
                                                                        918,762
                                                                 --------------
CHEMICALS / SPECIALTIES: 1.0%
10,000       Praxair, Inc. ....................................         545,000
                                                                 --------------
COMPUTER COMMUNICATIONS: 1.5%
69,800       Cisco Systems, Inc.* .............................         780,364
                                                                 --------------
COMPUTER PROCESS HARDWARE: 2.0%
38,400       Dell Computer Corp.* .............................       1,098,624
                                                                 --------------
CONTRACT DRILLING: 1.6%
25,000       Nabors Industries, Ltd.* .........................         874,250
                                                                 --------------
DEPARTMENT STORES: 3.0%
27,216       Kohl's Corp.* ....................................       1,590,775
                                                                 --------------
DISCOUNT STORES: 7.4%
24,700       Costco Wholesale Corp.* ..........................         838,071
20,800       Dollar Tree Stores, Inc.* ........................         546,832
22,400       Family Dollar Stores, Inc. .......................         689,696
35,900       Wal-Mart Stores, Inc. ............................       1,922,445
                                                                 --------------
                                                                      3,997,044
                                                                 --------------
ELECTRICAL PRODUCTS EQUIPMENT: 2.3%
83,000       Applied Materials, Inc.* .........................       1,247,490
                                                                 --------------

ELECTRONIC COMPONENTS: 1.0%
35,800       Jabil Circuit, Inc.* .............................         552,394
                                                                 --------------
FINANCIAL SERVICES: 7.6%
34,700       Freddie Mac ......................................       2,136,826
19,200       SLM Corp. ........................................       1,972,608
                                                                 --------------
                                                                      4,109,434
                                                                 --------------
HOME IMPROVEMENT: 3.6%
23,400       Home Depot, Inc. .................................         675,792
29,500       Lowe's Companies, Inc. ...........................       1,231,035
                                                                 --------------
                                                                      1,906,827
                                                                 --------------
INDUSTRIAL CONGLOMERATES: 3.8%
80,600       General Electric Co. .............................       2,035,150
                                                                 --------------




 SHARES                                                                VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS / SERVICES: 1.2%
21,400       Willis Group Holdings Ltd.* ......................  $      654,840
                                                                 --------------
INVESTMENT COMPANIES: 2.3%
16,900       Goldman Sachs Group, Inc. ........................       1,210,040
                                                                 --------------
MANAGED HEALTH CARE / HMO: 3.9%
14,100       UnitedHealth Group, Inc. .........................       1,282,395
10,700       WellPoint Health Networks, Inc.* .................         804,747
                                                                 --------------
                                                                      2,087,142
                                                                 --------------
MEDIA CONGLOMERATES: 4.0%
48,800       Viacom, Inc. - Class B* ..........................       2,176,968
                                                                 --------------
MEDICAL SPECIALTIES: 4.5%
29,500       Medtronic, Inc. ..................................       1,321,600
31,400       St. Jude Medical, Inc.* ..........................       1,118,154
                                                                 --------------
                                                                      2,439,754
                                                                 --------------
OILFIELD SERVICING AND EQUIPMENTS: 2.1%
37,700       BJ Services Co.* .................................       1,143,441
                                                                 --------------
OTHER CONSUMER SERVICES: 4.2%
25,800       Apollo Group, Inc. - Class A* ....................       1,070,700
25,000       Weight Watchers International, Inc.* .............       1,183,750
                                                                 --------------
                                                                      2,254,450
                                                                 --------------
PACKAGED SOFTWARE: 6.1%
61,000       Microsoft Corp.* .................................       3,261,670
                                                                 --------------
PHARMACEUTICAL - MAJOR: 9.5%
29,800       Johnson & Johnson ................................       1,750,750
106,000      Pfizer, Inc. .....................................       3,367,620
                                                                 --------------
                                                                      5,118,370
                                                                 --------------
PHARMACEUTICAL - OTHER: 1.1%
7,700        Teva Pharmaceuticals Industries, Inc. - ADR ......         596,211
                                                                 --------------
SEMICONDUCTORS: 7.6%
98,600       Intel Corp. ......................................       1,705,780
130,930      Taiwan Semiconductor Manufacturing
               Co. Ltd. ADR* ..................................       1,023,873
84,800       Texas Instruments, Inc. ..........................       1,344,928
                                                                 --------------
                                                                      4,074,581
                                                                 --------------
SPECIALTY INSURANCE: 5.1%
15,800       American International Group, Inc. ...............         988,290
10,500       Progressive Corp. ................................         577,500
33,700       Radian Group, Inc. ...............................       1,188,599
                                                                 --------------
                                                                      2,754,389
                                                                 --------------





See accompanying Notes to Financial Statements.

36


                              PIC GROWTH PORTFOLIO


--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALTY STORES: 3.8%
39,000       Bed, Bath & Beyond, Inc.* ........................  $    1,382,940
15,000       Michaels Stores, Inc.* ...........................         674,400
                                                                 --------------
                                                                      2,057,340
                                                                 --------------
TELECOM EQUIPMENT: 1.1%
35,600       Nokia Corp. ......................................         591,672
                                                                 --------------
TOTAL COMMON STOCKS
(cost $55,168,407) ............................................      51,078,973
                                                                 --------------



PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS: 5.0%


$1,350,571   BlackRock Provident Institutional Funds
               - TempCash Portfolio  ..........................  $    1,350,571
1,350,571    BlackRock Provident Institutional
               Funds - TempFund Portfolio .....................       1,350,571
                                                                 --------------
                                                                      2,701,142
                                                                 --------------
TOTAL MONEY MARKET INVESTMENTS
(cost $2,701,142) .............................................       2,701,142
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(cost $57,869,549):  99.9% ....................................      53,780,115
                                                                 --------------




                                                                       VALUE
--------------------------------------------------------------------------------
OTHER ASSETS: 32.3%
Collateral for securities loaned, at fair value
  (Note 4) ....................................................  $   16,697,537
Receivables:
  Dividends and interest ......................................           8,956
  Investment securities sold ..................................         638,375
Prepaid insurance .............................................             326
  Other assets ................................................          26,262
                                                                 --------------
    Total Other Assets ........................................      17,371,456
                                                                 --------------
TOTAL ASSETS ..................................................      71,151,571
                                                                 --------------
LIABILITIES: (32.2%)
Payables:
  Collateral for securities loaned (Note 4) ...................      16,697,537
  Investment securities purchased  ............................         476,188
  Shares of beneficial interests redeemed .....................              66
  Due to Advisor (Note 3) .....................................          54,136
Deferred trustees' compensation (Note 3) ......................          42,194
Accrued expenses ..............................................          36,533
                                                                 --------------
  Total Liabilities ...........................................      17,306,654
                                                                 --------------
NET ASSETS: 100.0% ............................................  $   53,844,917

-----------------
*  Non-income producing security.
ADR - American Depository Receipt.






See accompanying Notes to Financial Statements.



                              PIC MID CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002
--------------------------------------------------------------------------------

SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 97.3%
ADVERTISING/MARKETING SERVICE: 1.6%

 1,710       Lamar Advertising Co. - Class A* .................  $       58,037
                                                                 --------------
AEROSPACE & DEFENSE: 2.6%
   873       Alliant Techsystems, Inc.* .......................          52,511
   820       L-3 Communications Holdings, Inc.* ...............          38,540
                                                                 --------------
                                                                         91,051
                                                                 --------------
AIRLINES: 3.2%
 1,010       JetBlue Airways Corp.* ...........................          40,794
 1,935       Ryanair Holdings PLC - ADR* ......................          72,001
                                                                 --------------
                                                                        112,795
                                                                 --------------
AUTO PARTS: 2.0%
 2,470       Gentex Corp.* ....................................          72,816
                                                                 --------------
BANKS: 1.7%
 1,300       City National Corp. ..............................          58,825
                                                                 --------------
BIOTECHNOLOGY: 1.3%
 1,740       Affymetrix, Inc.* ................................          45,414
                                                                 --------------

BROADCASTING: 3.0%
 2,235       COX Radio, Inc. - Class A* .......................          53,059
 2,060       Univision Communications, Inc. - Class A* ........          53,375
                                                                 --------------
                                                                        106,434
                                                                 --------------
 CHEMICALS/SPECIALTY: 1.3%
   850       Praxair, Inc. ....................................          46,325
                                                                 --------------
COMPUTERS PERIPHERALS: 1.7%
 1,700       QLogic Corp.* ....................................          59,177
                                                                 --------------
CONTRACT DRILLING: 1.3%
 1,665       Ensco International, Inc. ........................          45,022
                                                                 --------------
DATA PROCESSING SERVICES: 6.5%
 1,560       Affiliated Computer Services, Inc. - Class A* ....          71,838
 2,720       Certegy, Inc.* ...................................          57,120
 3,515       Hewitt Associates, Inc.* .........................         103,517
                                                                 --------------
                                                                        232,475
                                                                 --------------
DISCOUNT STORES: 3.8%
 2,672       Dollar Tree Stores, Inc.* ........................          70,247
 2,100       Family Dollar Stores, Inc. .......................          64,659
                                                                 --------------
                                                                        134,906
                                                                 --------------




SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS EQUIPMENT: 1.0%
 1,090       Novellus Systems, Inc.* ..........................  $       34,444
                                                                 --------------
ELECTRONIC COMPONENTS: 2.1%
 4,811       Jabil Circuit, Inc.* .............................          74,234
                                                                 --------------
ELECTRONICS/APPLIANCES: 2.4%
 1,550       Harman International Industries, Inc. ............          86,800
                                                                 --------------
FINANCIAL SERVICES: 1.7%
   585       SLM Corp. ........................................          60,103
                                                                 --------------
HOMEBUILDING: 1.9%
 1,221       Lennar Corp. .....................................          67,363
                                                                 --------------
HOSPITAL/NURSING MANAGEMENT: 1.4%
 1,380       Triad Hospitals, Inc.* ...........................          50,370
                                                                 --------------
INSURANCE BROKERS/SERVICES: 0.9%
 1,100       Willis Group Holdings Ltd.* ......................          33,660
                                                                 --------------
INTERNET SOFTWARE/SERVICES: 1.0%
 2,480       Yahoo, Inc.* .....................................          37,002
                                                                 --------------
MANAGED HEALTH CARE/HMO: 3.2%
 1,610       First Health Group Corp.* ........................          41,828
   960       WellPoint Health Networks, Inc.* .................          72,202
                                                                 --------------
                                                                        114,030
                                                                 --------------
MEDICAL DISTRIBUTORS: 2.2%
 1,110       AmerisourceBergen Corp. ..........................          78,976
                                                                 --------------
MEDICAL SPECIALTIES: 4.9%
 1,800       Biomet, Inc. .....................................          53,028
 1,600       Boston Scientific Corp.* .........................          60,208
 1,740       St. Jude Medical, Inc.* ..........................          61,961
                                                                 --------------
                                                                        175,197
                                                                 --------------
OILFIELD SERVICE/EQUIPMENT: 3.5%
 1,810       BJ Services Company* .............................          54,897
 3,360       National-Oilwell, Inc.* ..........................          70,056
                                                                 --------------
                                                                        124,953
                                                                 --------------
OTHER CONSUMER SERVICES: 3.4%
   842       Apollo Group, Inc.* ..............................          34,943
 1,190       Career Education Corp.* ..........................          47,731
  850        Weight Watchers International, Inc.* .............          40,248
                                                                 --------------
                                                                        122,922
                                                                 --------------




See accompanying Notes to Financial Statements.
38


                              PIC MID CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------


SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PACKAGED SOFTWARE: 0.8%
 1,500       Cognos, Inc.* ....................................  $       29,730
                                                                 --------------
PERSONNEL SERVICES: 2.0%
 2,110       Manpower, Inc. ...................................          71,951
                                                                 --------------
PHARMACEUTICAL - OTHER: 2.3%
 1,050       Teva Pharmaceutical Industries Ltd. ADR ..........          81,301
                                                                 --------------
RESTAURANTS: 3.9%
 2,410       Brinker International, Inc.* .....................          68,420
 2,095       Cheesecake Factory, Inc.* ........................          71,020
                                                                 --------------
                                                                        139,440
                                                                 --------------
SEMICONDUCTORS: 5.8%
 4,910       Altera Corp.* ....................................          57,545
 3,290       Intersil Corp. - Class  A* .......................          55,897
 2,261       Microchip Technology, Inc. .......................          55,168
 1,220       Maxim Integrated Products ........................          38,845
                                                                 --------------
                                                                        207,455
                                                                 --------------
SERVICES TO HEALTH INDUSTRY: 5.1%
 2,321       Accredo Health, Inc.* ............................         107,416
 3,150       Laboratory Corp. Of America Holdings* ............          75,915
                                                                 --------------
                                                                        183,331
                                                                 --------------
SPECIALTY INSURANCE: 6.6%
   815       AMBAC Financial Group, Inc. ......................          50,367
 2,800       HCC Insurance Holdings, Inc. .....................          68,684
 1,400       Mercury General Corp.* ...........................          58,100
 1,920       PMI Group, Inc. (The) ............................          57,216
                                                                 --------------
                                                                        234,367
                                                                 --------------
SPECIALTY STORES: 11.2%
 3,050       Bed Bath & Beyond, Inc.* .........................         108,153
 3,100       Gamestop Corp.* ..................................          55,490
 2,445       Michaels Stores, Inc.* ...........................         109,927
 2,375       O'Reilly Automotive, Inc.* .......................          64,766
 3,110       Petsmart, Inc.* ..................................          59,432
                                                                 --------------
                                                                        397,768
                                                                 --------------
TOTAL COMMON STOCKS
(cost $3,941,335) .............................................       3,468,674
                                                                 --------------



PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS: 3.4%
$60,517      BlackRock Provident Institutional Funds
               - TempCash Portfolio ...........................  $       60,517
60,517       BlackRock Provident Institutional Funds
               - TempFund Portfolio ...........................          60,517
                                                                 --------------
                                                                        121,034
                                                                 --------------
TOTAL MONEY MARKET INVESTMENTS
(cost $121,034) ...............................................         121,034
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(cost $4,062,369): 100.7% .....................................       3,589,708
                                                                 --------------
OTHER ASSETS: 33.3%
  Collateral for securities loaned, at fair value (Note 4) ....       1,025,120
Receivables:
  Investment securities sold ..................................         130,951
  Due from Advisor (Note 3) ...................................          25,626
  Shares of beneficial interests sold .........................           1,164
  Dividends and interest ......................................             219
Prepaid insurance .............................................           3,574
                                                                 --------------
  Total Other Assets ..........................................       1,186,654
                                                                 --------------

TOTAL ASSETS ..................................................       4,776,362
                                                                 --------------


LIABILITIES: (34.0%)

  Payables:
    Collateral for securities loaned (Note 4) .................       1,025,120
    Securities purchased ......................................         124,868
    Shares of beneficial interests redeemed ...................          16,042
  Deferred trustees' compensation (Note 3) ....................          13,316
  Accrued expenses ............................................          32,043
                                                                 --------------
    Total Liabilities .........................................       1,211,389
                                                                 --------------


NET ASSETS: 100.0% ............................................  $    3,564,973
                                                                 ==============

* Non-income producing security.
ADR - American Depository Receipt.











See accompanying Notes to Financial Statements.


                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002
--------------------------------------------------------------------------------

SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 95.0%
AEROSPACE & DEFENSE: 4.3%
25,698       DRS Technologies, Inc.* ..........................  $      851,632
71,810       EDO Corp. ........................................       1,202,817
29,303       Flir Systems, Inc.* ..............................       1,386,911
61,080       Kroll, Inc.* .....................................       1,189,838
33,710       Mercury Computer Systems, Inc.* ..................       1,016,390
102,406      Titan Corp.* .....................................       1,320,013
                                                                 --------------
                                                                      6,967,601
                                                                 --------------
AIRLINES: 0.8%
85,476       Skywest, Inc. ....................................       1,296,756
                                                                 --------------
APPAREL/FOOTWEAR: 1.8%
33,377       Ann Taylor Stores Corp.* .........................         782,023
43,539       HOT Topic, Inc.* .................................         849,011
30,748       Quicksilver, Inc.* ...............................         738,259
19,957       Too, Inc.* .......................................         504,912
                                                                 --------------
                                                                      2,874,205
                                                                 --------------
AUTO PARTS: OEM 0.3%

23,628       American Axle and Manufacturing Holdings, Inc.* ..         559,984
                                                                 --------------
BANKS: 2.9%
51,486       BankUnited Financial Corp. - Class A* ............         835,618
22,803       East-West Bancorp, Inc. ..........................         786,704
62,016       UCBH Holdings, Inc. ..............................       2,597,850
18,572       Wintrust Financial Corp. .........................         581,861
                                                                 --------------
                                                                      4,802,033
                                                                 --------------
BIOTECHNOLOGY: 6.0%
35,226       Affymetrix, Inc.* ................................         919,399
30,952       Charles River Laboratories
               International, Inc.* ...........................       1,137,486
15,580       ICOS Corp.* ......................................         384,982
18,543       InterMune, Inc.* .................................         681,084
36,423       Martek Biosciences Corp.* ........................         572,570
100,802      Medicines Co.* ...................................       1,463,645
17,362       Neurocrine Biosciences, Inc.* ....................         779,554
19,600       NPS Pharmaceuticals, Inc.* .......................         509,208
56,335       Scios, Inc.* .....................................       1,625,828
23,959       Techne Corp.* ....................................         790,647
17,426       Trimeris, Inc.* ..................................         921,835
                                                                 --------------
                                                                      9,786,238
                                                                 --------------






SHARES                                                               VALUE
--------------------------------------------------------------------------------
BROADCASTING: 4.5%
42,303       Cumulus Media Inc. - Class A* ..................    $     725,073
27,134       Documentum, Inc.* ..............................           396,428
78,415       Emmis Communications Corp. - Class A* ..........         1,711,015
24,300       Entercom Communications Corp. - Class A* .......         1,196,046
143,260      Entravision Communication - Class A* ...........         1,713,390
45,296       Hispanic Broadcasting Corp. - Class A* .........           973,864
83,263       Spanish Broadcasting System - Class A* .........           552,034
                                                                 --------------
                                                                      7,267,850
                                                                 --------------
BUILDING PRODUCTS: 0.7%
20,430       American Woodmark Corp. ..........................       1,079,521
                                                                 --------------
CASINO/GAMING: 0.9%
46,900       Alliance Gaming Corp.* ...........................         786,044
40,892       Station Casinos, Inc.* ...........................         735,647
                                                                 --------------
                                                                      1,521,691
                                                                 --------------
CHEMICALS/SPECIALTY: 0.3%
22,390       Tetra Technologies, Inc. .........................         466,832
                                                                 --------------
COMPUTER COMMUNICATIONS: 0.7%
65,990       Emulex Corporation* ..............................       1,184,520
                                                                 --------------
COMPUTER PERIPHERALS: 1.6%
35,000       Electronics for Imaging* .........................         637,700
160,874      Pinnacle System, Inc.* ...........................       1,912,792
                                                                 --------------
                                                                      2,550,492
                                                                 --------------
CONTRACT DRILLING: 0.7%
56,241       Rowan Companies, Inc. ............................       1,146,754
                                                                 --------------
DISCOUNT STORES: 2.9%
126,906      99 CENTS Only Stores, Inc.* ......................       3,432,807
45,586       Fred's, Inc. .....................................       1,244,088
                                                                 --------------
                                                                      4,676,895
                                                                 --------------
DRUGSTORE CHAINS: 0.9%
73,566       Duane Reade, Inc.* ...............................       1,415,410
                                                                 --------------




See accompanying Notes to Financial Statements.

40



                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------

ELECTRICAL PRODUCTS: 1.8%
46,415       Lin TV Corp.* ....................................  $      957,541
70,722       Wilson Greatbatch Technologies, Inc.* ............       1,978,094
                                                                 --------------
                                                                      2,935,635
                                                                 --------------

ELECTRICAL PRODUCTS EQUIPMENT: 1.0%
78,670       ASM International, N.V.* .........................         999,109
98,192       ChipPAC, Inc.* ...................................         260,307
16,921       Cymer, Inc.* .....................................         425,056
                                                                 --------------
                                                                      1,684,472
                                                                 --------------
ELECTRONICS/APPLIANCE: 0.7%
55,066       Hollywood Entertainment Corp.* ...................       1,082,598
                                                                 --------------
ELECTRONIC COMPONENTS: 1.9%
91,902       Cree, Inc.* ......................................       1,585,309
47,978       Plexus Corp.* ....................................         514,804
52,000       Sandisk Corp.* ...................................       1,028,040
                                                                 --------------
                                                                      3,128,153
                                                                 --------------
ENVIRONMENTAL SERVICES: 0.6%
53,200       Headwaters, Inc.* ................................         912,380
                                                                 --------------
FINANCIAL SERVICES: 1.3%
47,958       Aaron Rents, Inc. ................................       1,033,495
57,573       MCG Capital Corp. ................................         675,907
13,104       Southwest Banc of Texas* .........................         370,188
                                                                 --------------
                                                                      2,079,590
                                                                 --------------
FOOD DISTRIBUTORS: 1.2%
54,105       Performance Food Group Co., Inc.* ................       2,012,165
                                                                 --------------
HOMEBUILDING: 0.7%
25,767       Ryland Group, Inc. ...............................       1,071,907
                                                                 --------------
HOSPITAL/NURSING MANAGEMENT: 2.2%
47,255       Community Health Systems* ........................       1,110,492
58,397       LifePoint Hospitals, Inc.* .......................       1,830,746
35,599       United Surgical Partners* ........................         706,996
                                                                 --------------
                                                                      3,648,234
                                                                 --------------
INFORMATION TECHNOLOGY SERVICES: 1.9%
28,167       Anteon International Corp.* ......................         647,841
 7,100       Cognizant* .......................................         469,807
79,239       J.D. Edwards & Co.* ..............................         939,775
44,055       Veridian Corp. Del* ..............................       1,055,558
                                                                 --------------
                                                                      3,112,981
                                                                 --------------
INSURANCE BROKERS/SERVICES: 0.6%
23,936       Hilb Rogal Hamilton Co. ..........................         981,376
                                                                 --------------



SHARES                                                                 VALUE
--------------------------------------------------------------------------------

INTERNET RETAIL: 0.3%
82,593       1-800-FLOWERS.COM, Inc.* .........................  $      569,892
                                                                 --------------
INTERNET SOFTWARE/SERVICES: 3.5%
38,713       Alloy, Inc.* .....................................         372,767
43,600       Borland Software Corp.* ..........................         585,548
144,282      Digital Insight Corp.* ...........................       1,503,418
64,073       F5 Networks, Inc.* ...............................         601,645
33,795       PEC Solutions, Inc.* .............................       1,170,997
26,309       Webex, Inc.* .....................................         412,525
49,555       Websense, Inc.* ..................................       1,000,515
                                                                 --------------
                                                                      5,647,415
                                                                 --------------
INVESTMENT COMPANIES: 1.7%
56,065       Friedman Billings Ramsey* ........................         559,529
52,722       Investors Financial Services Corp. ...............       1,616,984
13,621       Jefferies Group, Inc. ............................         567,315
                                                                 --------------
                                                                      2,743,828
                                                                 --------------
LIFE/HEALTH INSURANCE: 1.4%
126,034      Scottish Annuity & Life Holdings Ltd. ............       2,229,541
                                                                 --------------
MANAGED HEALTH CARE/HMO: 0.3%
21,609       First Health Group Corp.* ........................         561,402
                                                                 --------------
MEDICAL DISTRIBUTORS: 1.4%
96,291       Priority Healthcare Corp. - Class B* .............       2,338,908
                                                                 --------------
MEDICAL SPECIALTIES: 3.0%
35,802       American Medical Systems Holdings* ...............         500,870
10,187       CTI Molecular Imaging, Inc.*     . ...............         230,022
96,718       K-V Pharmaceutical Co. - Class A* ................       1,644,206
29,019       Supermodics, Inc.* ...............................         993,030
48,339       Zoll Medical Corp.* ..............................       1,568,601
                                                                 --------------
                                                                      4,936,729
                                                                 --------------
MEDICAL/NURSING SERVICES: 0.4%
46,223       VCA Antech, Inc.* ................................         691,958
                                                                 --------------
METAL FABRICATION: 0.6%
82,958       Maverick Tube Corp.* .............................       1,057,715
                                                                 --------------
MISCELLANEOUS COMMERCIAL SERVICES: 3.6%
34,571       Corporate Executive Board Co.* ...................       1,147,411
43,952       CoStar Group, Inc.* ..............................         718,615
46,067       FTI Consulting, Inc.* ............................       1,916,387
213,886      PRG - Schultz International, Inc.* ...............       1,995,984
                                                                 --------------
                                                                      5,778,397
                                                                 --------------



See accompanying Notes to Financial Statements.


                                                                              41




                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING: 0.3%
14,500       Varian, Inc.* ....................................  $      426,445
                                                                 --------------
OILFIELD SERVICES/EQUIPMENT: 0.9%
46,017       Dril-Quip, Inc.* .................................         931,844
35,494       W-H Energy Services, Inc.* .......................         589,910
                                                                 --------------
                                                                      1,521,754
                                                                 --------------
OTHER CONSUMER SERVICES: 2.9%
68,085       Corinthian Colleges, Inc.* .......................       2,580,422
72,121       ITT Educational Services, Inc.* ..................       1,575,844
17,167       Education Mgmt. Corp.* ...........................         630,029
                                                                 --------------
                                                                      4,786,295
                                                                 --------------
OTHER CONSUMER SPECIALTIES: 0.6%
35,184       Leapfrog Enterprises, Inc.* ......................         961,579
                                                                 --------------
PACKAGED SOFTWARE: 1.7%
45,569       Cognos, Inc.* ....................................         903,178
60,874       Filenet Corp.* ...................................         660,483
72,536       Serena Software, Inc.* ...........................       1,157,675
                                                                 --------------
                                                                      2,721,336
                                                                 --------------
PERSONNEL SERVICES: 0.9%
35,182       Medical Staffing Network Holdings* ...............         469,328
54,954       Resources Connection, Inc.* ......................         940,812
                                                                 --------------
                                                                      1,410,140
                                                                 --------------
PHARMACEUTICAL - GENERIC: 2.4%

43,000       American Pharmaceuticals* ........................         860,000
32,380       Eon Labs, Inc.* ..................................         729,521
64,320       Taro Pharmaceuticals Industries ADR* .............       2,235,120
                                                                 --------------
                                                                      3,824,641
                                                                 --------------
PHARMACEUTICAL - OTHER: 1.9%
43,240       Angiotech Pharmaceuticals, Inc.* .................       1,630,148
 8,462       Chattem, Inc.* ...................................         354,896
24,659       Medicis Pharmaceutical Corp.  - Class A* .........       1,131,848
                                                                 --------------
                                                                      3,116,892
                                                                 --------------
RECREATIONAL PRODUCTS: 0.4%
26,814       Take-Two Interactive Software* ...................         691,265
                                                                 --------------
RESTAURANTS: 5.0%
59,687       California Pizza Kitchen, Inc.* ..................       1,582,959
81,508       Landry's Restaurants, Inc. .......................       1,855,122
14,342       P.F. Chang's China Bistro, Inc.* .................         494,799
36,991       Panera Bread Co. - Class A* ......................       1,202,208
114,757      Rare Hospitality International, Inc.* ............       3,061,717
                                                                 --------------
                                                                      8,196,805
                                                                 --------------



SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS: 3.6%
64,020       Exar Corp.* ......................................  $      806,652
49,200       Genesis Microchip, Inc.* .........................         576,624
80,168       Integrated Circuit Systems, Inc.* ................       1,638,634
109,788      Integrated Device Technology, Inc.* ..............       1,084,376
139,293      Lattice Semiconductor Corp.* .....................         943,014
53,755       Semtech Corp.* ...................................         759,558
                                                                 --------------
                                                                      5,808,858
                                                                 --------------
SERVICES TO HEALTH INDUSTRY: 5.1%
69,669       Accredo Health, Inc.* ............................       3,224,281
96,201       Covance, Inc.* ...................................       2,143,358
18,675       Dianon Systems, Inc.* ............................         747,000
39,001       Icon PLC* ........................................         941,133
33,315       Odyssey HealthCare, Inc.* ........................       1,165,359
                                                                 --------------
                                                                      8,221,131
                                                                 --------------
SPECIALTY INSURANCE: 3.6%
107,820      HCC Insurance Holdings, Inc. .....................       2,644,825
40,189       IPC Holdings, Ltd.* ..............................       1,252,691
53,393       W. R. Berkley Corp. ..............................       1,983,550
                                                                 --------------
                                                                      5,881,066
                                                                 --------------
SPECIALTY STORES: 4.0%
78,841       Circuit City Stores, Inc. - Carmax Group* ........       1,292,204
30,542       Cost Plus, Inc.* .................................         882,694
108,749      Gamestop Corp. - Class A* ........................       1,946,607
48,639       Kirklands, Inc.* .................................         848,751
26,602       O' Reiley Automotive, Inc.* ......................         725,437
21,500       Tractor Supply Co.* ..............................         816,785
                                                                 --------------
                                                                      6,512,478
                                                                 --------------
TELECOM EQUIPMENT: 0.8%
92,519       Centillium Communication* ........................         281,258
120,305      Tekelec Corp.* ...................................       1,041,841
                                                                 --------------
                                                                      1,323,099
                                                                 --------------
TRUCKING: 1.5%
27,500       JB Hunt Transport Services, Inc.* ................         761,475
27,000       Roadway Corp. ....................................       1,081,890
20,000       US Freightways Corp. .............................         562,000
                                                                 --------------
                                                                      2,405,365
                                                                 --------------
TOTAL COMMON STOCKS
(cost $151,745,312) ...........................................     154,611,207
                                                                 --------------







See accompanying Notes to Financial Statements.

42



                             PIC SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2002 - (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS: 6.7%
Federal National Mortgage Association: 3.1%
$5,000,000   Fannie Mae Discount Note, 11/22/2002 .............  $    4,995,071
                                                                 --------------

MONEY MARKET INVESTMENTS: 3.6%

2,914,148    BlackRock Provident Institutional Funds
               - TempCash Portfolio ...........................       2,914,148
2,914,148    BlackRock Provident Institutional Funds
               - TempFund Portfolio ...........................       2,914,148
                                                                 --------------
                                                                      5,828,296
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
(cost $10,823,367) ............................................      10,823,367
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(cost $162,568,679) 101.7% ....................................     165,434,574
                                                                 --------------




                                                                       VALUE
--------------------------------------------------------------------------------
OTHER ASSETS: 20.3%
Collateral for securities loaned, at fair value (Note 4) ......  $   28,727,527
Receivables:
  Securities sold .............................................         256,820
  Shares of beneficial interests sold .........................       4,030,063
  Dividends and interest ......................................          18,395
Prepaid insurance .............................................           1,622
Other assets ..................................................          16,332
  Total Other Assets ..........................................      33,050,759
                                                                 --------------
TOTAL ASSETS ..................................................     198,485,333
                                                                 --------------
LIABILITIES: (22.0%)
Payables:
  Collateral for securities loaned (Note 4) ...................      28,727,527
  Due to Advisor (Note 3) .....................................         109,896
  Securities purchased ........................................       4,922,013
  Shares of beneficial interests purchased ....................       1,932,942
Deferred trustees' compensation (Note 3) ......................          57,015
Accrued expenses ..............................................          66,236
                                                                 --------------
  Total Liabilities ...........................................      35,815,629
                                                                 --------------
NET ASSETS: 100.0% ............................................  $  162,669,704
                                                                 ==============


---------------
* Non-income producing security.
ADR - American Depository Receipt.



 See accompanying Notes to Financial Statements.

                                                                              43


                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS For the Year Ended October 31, 2002
--------------------------------------------------------------------------------

                                                                  BALANCED           GROWTH          MID CAP       SMALL CAP
                                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends (Net of foreign taxes of $269,
    $2,517, $78, and $0, respectively) ........................   $     36,441    $    325,034    $     23,112    $    271,953
  Interest ....................................................        277,699          46,212          21,282         166,549
  Income from securities loaned - net .........................           --            19,970           9,156          70,360
                                                                  ------------    ------------    ------------    ------------
    Total Income ..............................................        314,140         391,216          53,550         508,862
                                                                  ------------    ------------    ------------    ------------
Expenses
  Investment advisory fees (Note 3) ...........................         81,596         603,500         184,534       1,638,092
  Administration fees (Note 3) ................................         13,599          75,437          45,625         204,762
  Audit fees ..................................................         22,050          25,998          20,001          27,000
  Insurance expense ...........................................          1,000           5,099           1,201           7,099
  Accounting services fees ....................................         64,457          80,501          64,980         111,000
  Legal fees ..................................................          2,500          16,001           4,500          44,594
  Custodian fees ..............................................         22,202          27,960          27,656          80,079
  Trustee fees (Note 3) .......................................          9,002           1,529           8,229          18,320
  Miscellaneous ...............................................          3,595           6,300           3,500           8,500
                                                                  ------------    ------------    ------------    ------------
    Total expenses ............................................        220,001         842,325         360,226       2,139,446
    Less: fees waived and expenses absorbed (Note 3) ..........       (111,205)        (87,952)       (122,967)        (91,831)
                                                                  ------------    ------------    ------------    ------------
  Net expenses ................................................        108,796         754,373         237,259       2,047,615
                                                                  ------------    ------------    ------------    ------------
    NET INVESTMENT INCOME (LOSS) ..............................        205,344        (363,157)       (183,709)     (1,538,753)
                                                                  ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ............................     (2,400,341)    (17,686,476)     (1,630,853)    (48,144,240)
  Net unrealized appreciation on investments ..................        585,166       3,519,756         662,719       8,987,053
                                                                  ------------    ------------    ------------    ------------
    Net realized and unrealized loss on investments ...........     (1,815,175)    (14,166,720)       (968,134)    (39,157,187)
                                                                  ------------    ------------    ------------    ------------

  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ (1,609,831)   $(14,529,877)   $ (1,151,843)   $(40,695,940)
                                                                  ============    ============    ============    ============






See accompanying Notes to Financial Statements.




                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              BALANCED                           GROWTH
                                                             PORTFOLIO                          PORTFOLIO
                                                 ----------------------------------  ---------------------------------
                                                    YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                 OCTOBER 31, 2002  OCTOBER 31, 2001  OCTOBER 31, 2002 OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) .................   $     205,344    $     551,198    $    (363,157)   $    (464,703)
  Net realized loss on investments .............      (2,400,341)      (5,887,752)     (17,686,476)     (40,278,035)

  Net unrealized appreciation (depreciation)
      on investments ...........................         585,166       (4,444,127)       3,519,756      (41,913,464)
                                                   -------------    -------------    -------------    -------------
    NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ................      (1,609,831)      (9,780,681)     (14,529,877)     (82,656,202)
                                                   -------------    -------------    -------------    -------------

TRANSACTIONS IN INTERESTS
  Contributions by Holders .....................       1,579,618        3,263,954       15,977,659       28,581,152
  Withdrawals by Holders .......................     (13,605,590)     (11,668,481)     (33,428,533)     (51,041,080)
                                                   -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
    transactions in interests ..................     (12,025,972)      (8,404,527)     (17,450,874)     (22,459,928)
                                                   -------------    -------------    -------------    -------------

TOTAL DECREASE IN NET ASSETS ...................     (13,635,803)     (18,185,208)     (31,980,751)    (105,116,130)

NET ASSETS
Beginning of year ..............................      18,918,575       37,103,783       85,825,668      190,941,798
                                                   -------------    -------------    -------------    -------------
END OF YEAR ....................................   $   5,282,772    $  18,918,575    $  53,844,917    $  85,825,668
                                                   =============    =============    =============    =============













See accompanying Notes to Financial Statements.



                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
--------------------------------------------------------------------------------

                                                                            MID CAP                          SMALL CAP
                                                                           PORTFOLIO                         PORTFOLIO
                                                              ----------------------------------  ---------------------------------
                                                                 YEAR ENDED        YEAR ENDED         YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31, 2002  OCTOBER 31, 2001  OCTOBER 31, 2002 OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .......................................   $    (183,709)   $    (171,402)   $  (1,538,753)   $  (1,459,532)
  Net realized loss on investments ..........................      (1,630,853)     (10,681,393)     (48,144,240)     (45,061,849)
  Net unrealized appreciation
    (depreciation) on investments ...........................         662,719      (10,207,608)       8,987,053      (71,069,076)
                                                                -------------    -------------    -------------    -------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....      (1,151,843)     (21,060,403)     (40,695,940)    (117,590,457)
                                                                -------------    -------------    -------------    -------------
TRANSACTIONS IN INTERESTS
  Contributions by Holders ..................................      21,537,005       25,706,216      254,778,756       97,924,148
  Withdrawals by Holders ....................................     (52,646,507)     (15,706,799)    (268,227,860)     (64,445,411)
                                                                -------------    -------------    -------------    -------------
  Net (decrease) increase in net assets resulting
    from transactions in interests ..........................     (31,109,502)       9,999,417      (13,449,104)      33,478,737
                                                                -------------    -------------    -------------    -------------

TOTAL DECREASE IN NET ASSETS ................................     (32,261,345)     (11,060,986)     (54,145,044)     (84,111,720)

NET ASSETS
  Beginning of year .........................................      35,826,318       46,887,304      216,814,748      300,926,468
                                                                -------------    -------------    -------------    -------------
  END OF YEAR ...............................................   $   3,564,973    $  35,826,318    $ 162,669,704    $ 216,814,748
                                                                =============    =============    =============    =============









See accompanying Notes to Financial Statements.



                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                                             BALANCED PORTFOLIO
                                                           -------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                           -------------------------------------------------
                                                              2002       2001      2000      1999      1998
                                                           -------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ..................................       0.80%      0.80%     0.80%     0.80%     0.80%
  Net investment income ...............................       1.51%      2.23%     1.76%     1.45%     1.22%
  Total return+ .......................................     (14.55%)      --        --        --        --

Portfolio turnover rate ...............................     163.72%    157.34%   206.19%   174.19%   111.47%

-----------
*    Net of fees waived and expenses absorbed of 0.82%, 0.35%, 0.27%, 0.28%, and
     0.18% of average net assets, respectively.
+    Required by the AICPA Audit and Accounting Guide for Investment Companies
     for periods beginning after December 15, 2000.


                                                                                   GROWTH PORTFOLIO
                                                                ---------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                    2002        2001      2000      1999      1998
                                                                ---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ........................................       1.00%      1.00%      1.00%     1.00%     1.00%
  Net investment loss .......................................      (0.48%)    (0.41%)    (0.53%)   (0.49%)   (0.32%)
  Total return+ .............................................     (20.44%)      --         --        --        --

Portfolio turnover rate .....................................      83.09%    105.02%    148.85%    80.34%    81.06%


-------------
*    Net of fees waived of 0.12%, 0.02%, 0.00%, 0.00%, and 0.02% of average net assets, respectively.
+    Required by the AICPA Audit and Accounting Guide for Investment Companies
     for periods beginning after December 15, 2000.
                                                                                   MID CAP PORTFOLIO
                                                            -------------------------------------------------------------
                                                                                                        DEC. 31, 1997**
                                                                          YEAR ENDED OCTOBER 31,            THROUGH
                                                                 2002       2001      2000       1999     OCT. 31, 1998
                                                            -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ....................................        0.90%      0.90%      0.90%      0.90%        0.90%+
  Net investment loss ...................................       (0.70%)    (0.53%)    (0.53%)    (0.53%)      (0.29%)+
  Total return+ .........................................      (15.70%)      --         --          --          --

Portfolio turnover rate .................................      259.63%    148.64%    185.88%    144.64%    166.89%^


------------
+    Annualized.
^    Not annualized.
**   Commencement of operations.
*    Net of fees waived of 0.47%, 0.29%, 0.32%, 1.58%, and 2.07% of average net assets, respectively.
+    Required by the AICPA Audit and Accounting Guide for Investment Companies
     for periods beginning after December 15, 2000.



                                                                                  SMALL CAP PORTFOLIO
                                                            -------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------------
                                                                  2002       2001      2000       1999      1998
                                                            -------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses .......................................      1.00%      1.00%     1.00%      1.00%      1.00%
  Net investment loss ......................................     (0.75%)   (0.59%)    (0.64%)    (0.79%)   (0.68%)
  Total return+ ............................................    (20.03%)     --         --         --        --

Portfolio turnover rate ....................................    100.71%    99.00%    143.39%    133.24%    81.75%


----------
*    Net of fees waived of 0.04%, 0.00%, 0.00%, 0.00% and 0.01% of average net assets, respectively.
+    Required by the AICPA Audit and Accounting Guide for Investment Companies
     for periods beginning after December 15, 2000.




See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 - ORGANIZATION

PIC Balanced and Growth Portfolios were organized on December 11, 1991, PIC Mid Cap Portfolio was organized on December 31, 1997, and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date. Bond discount and premium are amortized using the interest method.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. SECURITIES LOANS. Each Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

3 - TRANSACTIONS WITH AFFILIATES

Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolios. PIC and U.S. Bancorp also provide management services necessary for the operations of the Portfolios and furnish office facilities.

PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average daily net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, and 0.80% from the Small Cap Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, and 1.00% for the Small Cap Portfolio.
Fees waived and expenses absorbed by PIC for the year ended October 31, 2002 were as follows:
                                                        FEES     EXPENSES
                                                       WAIVED    ABSORBED
                                                       ------    --------
     Balanced Portfolio ...........................   $ 81,596   $ 29,609
     Growth Portfolio .............................     87,952       --
     Mid Cap Portfolio ............................    122,967       --
     Small Cap Portfolio ..........................     91,831       --

                                 PIC PORTFOLIOS


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

The Advisor reserves the right to be reimbursed for any waivers of its fees or expenses paid on behalf of a Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At October 31, 2002, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Portfolios are as follows:

     Balanced Portfolio .........................................   $300,477
     Growth Portfolio ...........................................    110,946
     Mid Cap Portfolio ..........................................    321,779
     Small Cap Portfolio ........................................     91,831


At October 31, 2002, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                         OCTOBER 31,
                                                 2003       2004       2005
                                                 ----       ----       ----
     Balanced Portfolio ....................   $102,737   $ 86,535   $111,205
     Growth Portfolio ......................      1,869     21,125     87,952
     Mid Cap Portfolio .....................    104,920     93,892    122,967
     Small Cap Portfolio ...................       --         --       91,831

U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced Portfolio, which has no minimum). Fees paid to U.S. Bancorp for the year ended October 31, 2002 are stated in the respective Portfolios' Statement of Operations.

On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value, which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2002, the change in the value of the phantom share account included unrealized depreciation were as follows:


                                                                   UNREALIZED
                                                                  DEPRECIATION
                                                                  ------------
     Balanced  Portfolio .........................................   $ 9,830
     Growth  Portfolio ...........................................    28,628
     Mid Cap  Portfolio ..........................................    10,230
     Small Cap  Portfolio ........................................    48,745


4 - INVESTMENT TRANSACTIONS

Each Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolios, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolios in the case of default of any securities borrowed.

At October 31, 2002, each Portfolio loaned equity securities having a fair value and received cash collateral for the loan as follows:


                                                                FAIR VALUE OF
                                                              SECURITIES LOANED     COLLATERAL
                                                              -----------------     ----------
    Growth Portfolio        . . . . . . . . . . . . . . . .     $16,108,839        $16,697,537
    Mid Cap Portfolio       . . . . . . . . . . . . . . . .         978,966          1,025,120
    Small Cap Portfolio     . . . . . . . . . . . . . . . .      27,228,127         28,727,527

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

The cash collateral is reinvested in short term securities and money market funds with interest rates ranging from 1.8% to 2.3% and maturity dates from 11/1/2002 through 10/6/2003. The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations and U.S. Government Securities, for the year ended October 31, 2002 were as follows:

                                                  PURCHASES        SALES
                                                  ---------        -----
    Balanced Portfolio .....................   $ 20,354,897   $ 31,603,263
    Growth Portfolio .......................     60,086,645     66,959,655
    Mid Cap Portfolio ......................     65,786,332     86,323,802
    Small Cap Portfolio ....................    196,581,226    214,944,173


The Balanced Portfolio purchased $7,395,906 and sold $9,483,474 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap, and Small Cap Portfolios.

Included in proceeds of sales of the Mid Cap Portfolio is $25,418,776 representing the value of securities disposed of in payment of an in-kind withdrawal by Holders of Interest of PIC Mid Cap Fund A, effective June 30, 2002. Such withdrawal resulted in a net realized gain of $3,529,290 to the Mid Cap Portfolio.

The aggregate gross unrealized appreciation and depreciation of investment securities at October 31, 2002, based on their cost for federal income tax purposes, were as follows:

                                                                       TAX           GROSS           GROSS
                                                                     COST OF       UNREALIZED      UNREALIZED
                                                                   INVESTMENTS    APPRECIATION    DEPRECIATION
                                                                   -----------    ------------    ------------
Balanced Portfolio .............................................   $  9,117,246   $    344,672   ($   444,371)
Growth Portfolio ...............................................     58,062,646      3,927,394     (8,209,925)
Mid Cap Portfolio ..............................................      4,194,295        104,492       (709,079)
Small Cap Portfolio ............................................    165,020,955     18,702,934    (18,289,315)

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of and Holders of Interests in: PIC Balanced Portfolio PIC Growth Portfolio PIC Mid Cap Portfolio PIC Small Cap Portfolio
In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, and PIC Small Cap Portfolio (the "Portfolios") at October 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the selected ratio data for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The selected ratio data for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
December 6, 2002

                                 PIC PORTFOLIOS


--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION
--------------------------------------------------------------------------------

Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-618-7643.

                                                                                               # OF
                                                                                               PORTFOLIOS
                                                                                               IN FUND
                           POSITION(S)    TERM OF OFFICE                                       COMPLEX
NAME, ADDRESS              HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION             OVERSEEN      OTHER DIRECTORSHIPS
AND AGE                    THE TRUST      TIME SERVED         DURING PAST FIVE YEARS           BY TRUSTEE    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Jettie M. Edwards          Trustee        Since 1993          Consulting principal             13            Director of the PBHG
(age 56)                                                      of Syrus Associates                            Funds, Inc.; Director
76 Seaview Drive                                              (consulting firm).                             of PBHG Insurance
Santa Barbara,                                                                                               Series Fund, Inc.;
CA                                                                                                           Trustee of EQ Advisors
93108                                                                                                        Trust; Trustee, PIC
                                                                                                             Investment Trust, PIC
                                                                                                             Balanced Portfolio, PIC
                                                                                                             Growth Portfolio, PIC
                                                                                                             Mid Cap Portfolio and
                                                                                                             PIC Small Cap Portfolio
                                                                                                             (the "PIC Funds").

Richard N. Frank           Trustee        Since 1993          Chief Executive Officer,         13            Trustee, PIC Funds.
(age 79)                                                      Lawry's Restaurants, Inc.
234 E. Colorado                                               (restaurant company);
Blvd.                                                         formerly, Chairman of
Pasadena, CA                                                  Lawry's Foods, Inc. (restau-
91101                                                         rants and food seasoning)
                                                              (1997 - 2002).

James Clayburn             Trustee        Since 1993          Dean Emeritus, John E.           13            Director, The Payden &
LaForce                                                       Anderson Graduate School                       Rygel Investment Group,
(age 74)                                                      of Management, University                      The Metzler/Payden
P.O. Box 1585                                                 of California, Los Angeles.                    Investment Group,
Pauma Valley, CA                                                                                             BlackRock Funds, Jacobs
95061                                                                                                        Engineering, Timken
                                                                                                             Co., Cancervax;
                                                                                                             Trustee, PIC Funds;
                                                                                                             Trustee of Advisors
                                                                                                             Series Trust.

Wayne H. Smith             Trustee        Since 1993          Employee of Avery                13            Director, Sunlaw Energy
(age 61)                                                      Dennison Corporation                           Company (an independent
150 N. Orange                                                 ("Avery") (pressure sensitive                  electrical power
Grove Blvd.                                                   material and office products                   company, Vernon,
Pasadena, CA                                                  manufacturer) since June,                      California (2/1/2002 to
91103                                                         2002; Vice President of                        Present); Trustee, PIC
                                                              Avery (1979 to                                 Funds.
                                                              June, 2002);
                                                              Treasurer of Avery
                                                              (1979-2001).

Kevin E. Villani           Trustee        Since 2002          Consultant (1999-2002),          13            Trustee, PIC Funds.
(age 54)                                                      Executive Vice President/
5658 Dolphin                                                  Chief Executive Officer of
Place                                                         ICII, a Financial Services
La Jolla, CA                                                  Company.
92037











52



                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION - (Continued)
--------------------------------------------------------------------------------


                                                                                                PORTFOLIOS
                                                                                                IN FUND
                           POSITION(S)    TERM OF OFFICE                                        COMPLEX
NAME, ADDRESS              HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION               OVERSEEN       OTHER DIRECTORSHIPS
AND AGE                    THE TRUST      TIME SERVED        DURING PAST FIVE YEARS             BY TRUSTEE     HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
William S.                 Trustee        Since 2002         Executive Vice President           13             Director of Mellon
Anderson                                                     of Topa Equities, Ltd.,                           First Business Bank
(age 44)                                                     a Diversified Holding                             (since 1997);
1800 Avenue of the                                           Company.                                          Director of Southern
Stars, Suite 1400                                                                                              Nile Company (since
Los Angeles, CA                                                                                                2000); Trustee, PIC
90067                                                                                                           Funds.

Thomas M.                  President      Since 2000         Managing Director of the           13             N/A
Mitchell*                                                    Advisor since May 1995;
(age 58)                                                     Executive Vice President
300 North Lake                                               of the Advisor from May
Avenue                                                       1983 to May 1999.
Pasadena, CA
91101

Thomas J.                  Trustee        Since 1993         Managing Director of the           13             Trustee, PIC Funds.
Condon*                                                      Advisor.
(age 64)
300 North Lake
Avenue
Pasadena, CA
91101

Aaron W. L.                Vice           Since 1999         Chief Operating Officer            13             N/A
Eubanks, Sr.*              President                         of the Advisor since
(age 40)                   and                               August 1999; formerly,
300 North Lake             Secretary                         Director of Operations of
Avenue                                                       the Advisor.
Pasadena, CA
91101

William T.                 Vice           Since 1999         Chief Financial Officer of         13             N/A
Warnick*                   President                         the Advisor since August
(age 35)                   and                               1999; formerly Controller
300 North Lake             Treasurer                         of the Advisor.
Avenue
Pasadena, CA
91101



* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST AND PIC PORTFOLIOS
--------------------------------------------------------------------------------
WILLIAM S. ANDERSON, Trustee THOMAS J. CONDON,
Trustee JETTIE M. EDWARDS, Trustee RICHARD N.
FRANK, Trustee JAMES CLAYBURN LAFORCE, Trustee
WAYNE H. SMITH, Trustee KEVIN E. VILLANI, Trustee
THOMAS M. MITCHELL, President
AARON W.L. EUBANKS, SR., Vice President and Secretary WILLIAM T. WARNICK,
Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena,  CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP



--------------------------------------------------------------------------------
WHY PROVIDENT?
--------------------------------------------------------------------------------

ORGANIZATION
------------
            o  A depth of experience and commitment to excellence
            o  Team structure

GROWTH PHILOSOPHY
-----------------
            o  A time-proven approach
            o  Investment style consistency

PROCESS
-------
            o  Creative, disciplined, and consistent

CLIENT FOCUSED
--------------
            o  Proactive and individualized



================================================================================

This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after December 31, 2002, this annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.



                         Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com


                                                                         (12/02)